NATIONWIDE VL

SEPARATE

ACCOUNT-C

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-C (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)(1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE) (1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP) (1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

Statement of operations for the period from January 1, 2022 to April 29, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 29, 2022 (merger) and the year ended December 31, 2021.

INVESCO

Invesco V.I. Core Bond Fund: Series I (OVB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	810	$23,805	$23,481	$29	$23,510	$-	$23,510
ALVIVA	18,563	252,413	240,386	-	240,386	3	240,383
SVOF	23	729	520	-	520	4	516
ACVCA	9	127	106	-	106	16	90
ACVI	103	1,497	982	6	988	-	988
ACVIG	78,785	713,000	564,885	-	564,885	14	564,871
ACVMV1	8,568	160,624	181,210	15	181,225	-	181,225
ACVU1	1,447	28,767	27,976	19	27,995	-	27,995
ACVV	24,168	324,935	300,893	-	300,893	15	300,878
AMVGR2	9,018	857,196	679,927	-	679,927	-	679,927
AMVI2	10,664	188,718	162,410	-	162,410	7	162,403
PIHYB1	1,320	11,612	10,403	-	10,403	15	10,388
MLVLC2	122	3,037	2,014	-	2,014	15	1,999
DCAP	25,965	1,005,888	829,059	-	829,059	16	829,043
DSIF	243,910	13,442,967	14,100,409	-	14,100,409	18	14,100,391
DSRG	143	5,215	5,950	-	5,950	8	5,942
DVSCS	174,133	3,107,408	3,005,530	3	3,005,533	-	3,005,533
CVSPIP	24,464	3,523,763	3,590,126	8	3,590,134	-	3,590,134
FQB	72	776	710	-	710	-	710
FCS	13,955	647,598	525,144	-	525,144	3	525,141
FEIS	1,387	31,239	32,427	-	32,427	1	32,426
FGOS	10,314	436,038	421,531	-	421,531	17	421,514
FGS	62,363	4,702,251	4,426,538	-	4,426,538	13	4,426,525
FHIS	1,449	7,476	6,331	-	6,331	6	6,325
FIGBS	8,516	115,044	90,692	5	90,697	-	90,697
FMCS	5,644	202,578	182,031	-	182,031	21	182,010
FOS	2,889	64,636	62,337	-	62,337	8	62,329
FVSS	159	2,197	2,280	28	2,308	-	2,308
FTVSV2	164,616	2,034,089	2,062,641	-	2,062,641	8	2,062,633
TIF2	169	2,206	2,061	10	2,071	-	2,071
GVMCE	2,417	39,069	35,990	-	35,990	26	35,964
AVIE	99	3,509	2,875	9	2,884	-	2,884
OVAG	124	9,122	6,905	-	6,905	16	6,889
OVGI	51	1,142	820	-	820	18	802
OVGR	19,970	1,070,076	694,354	15	694,369	-	694,369
OVGS	17,522	728,646	544,927	-	544,927	10	544,917
WRMCG	23,651	318,406	223,972	15	223,987	-	223,987
WRRESP	4,515	34,758	28,443	11	28,454	-	28,454
JPMMV1	43,306	438,389	451,683	21	451,704	-	451,704
JABS	5,534	228,220	235,014	-	235,014	-	235,014
JACAS	791	29,912	24,085	10	24,095	-	24,095
JAGTS	4,626	50,167	48,153	2	48,155	-	48,155
JAIGS	26,255	827,129	965,124	13	965,137	-	965,137
LZREMS	1,987	36,106	35,611	4	35,615	-	35,615
BNCAI	610	38,162	37,848	25	37,873	-	37,873
LOVBD	37,459	435,739	382,086	8	382,094	-	382,094
MV2RIS	9,203	144,027	136,752	2	136,754	-	136,754
MVBRES	26,417	1,284,083	1,236,857	-	1,236,857	4	1,236,853
MVFSC	45,606	881,027	959,104	5	959,109	-	959,109
MVIVSC	21,681	637,739	579,956	-	579,956	12	579,944
MSEM	1,359	9,931	7,314	-	7,314	21	7,293
MSVMG	116	1,106	369	10	379	-	379
MSVRE	4,157	61,605	53,952	27	53,979	-	53,979

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
EIF	40	671	776	10	786	-	786
GBF	18,314	184,532	170,318	1	170,319	-	170,319
GEM	7	109	75	2	77	-	77
GIG	76,931	730,344	698,530	-	698,530	1	698,529
GVIDM	42,370	433,153	319,469	-	319,469	3	319,466
HIBF	177,749	1,156,106	966,952	-	966,952	4	966,948
MCIF	393,366	8,146,554	6,824,894	28	6,824,922	-	6,824,922
MSBF	316	2,804	2,723	3	2,726	-	2,726
NVAMVX	374	4,993	6,202	-	6,202	4	6,198
NVBX	735,174	7,906,775	6,594,509	-	6,594,509	3	6,594,506
NVCCN1	1,329	13,531	12,985	7	12,992	-	12,992
NVCMA1	2,548	23,573	23,850	4	23,854	-	23,854
NVCMC1	291	3,094	2,966	-	2,966	6	2,960
NVCMD1	46	505	472	-	472	8	464
NVCRA1	9	81	94	12	106	-	106
NVMLG1	6,037	57,562	42,077	-	42,077	13	42,064
NVMMG1	109	1,027	569	-	569	16	553
NVOLG1	202	3,457	3,489	-	3,489	2	3,487
SAM5	101,566,654	101,566,654	101,566,654	-	101,566,654	51	101,566,603
SCF	49,445	849,186	799,030	30	799,060	-	799,060
SCGF	36	579	422	20	442	-	442
SCVF	1,155	12,201	9,783	22	9,805	-	9,805
TRF	11,760	157,458	258,714	-	258,714	3	258,711
AMCG	18	666	411	4	415	-	415
AMSRS	26,392	690,107	707,308	-	707,308	3	707,305
PMVAAA	1,874	18,102	16,156	5	16,161	-	16,161
PMVHYA	40,412	311,837	273,593	-	273,593	3	273,590
PMVLDA	65,531	679,040	621,235	13	621,248	-	621,248
PMVRRA	25,910	346,225	297,961	-	297,961	4	297,957
PMVTRA	563,222	6,216,558	5,057,729	5	5,057,734	-	5,057,734
ROCMC	11,551	126,901	89,174	3	89,177	-	89,177
TRBCGP	8,857	353,578	274,050	12	274,062	-	274,062
TREI2	8,037	209,518	215,806	4	215,810	-	215,810
TRLT1	1,128,028	5,523,343	5,177,647	-	5,177,647	1	5,177,646
TRMCG2	12,554	347,592	302,936	-	302,936	23	302,913
TRNAG1	130	3,916	3,740	-	3,740	31	3,709
VWEM	36,865	451,954	320,727	-	320,727	18	320,709
VWHA	64	1,101	1,825	5	1,830	-	1,830

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0 or the balances are minimal and round to $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVGIA	ALVIVA	SVOF	ACVCA	ACVI	ACVIG	ACVMV1	ACVU1
Reinvested dividends	$330	11,882	-	-	16	10,487	4,137	-
Mortality and expense risk charges (note 3)	(23)	(385)	-	-	(1)	(587)	(183)	(33)

Net investment income (loss)	307	11,497	-	-	15	9,900	3,954	(33)

Realized gain (loss) on investments	(18)	(41,528)	(10)	(1)	(31)	(201)	1,632	128
Change in unrealized gain (loss) on investments	(5,111)	(11,601)	(244)	(60)	(495)	(236,260)	(32,822)	(17,269)

Net gain (loss) on investments	(5,129)	(53,129)	(254)	(61)	(526)	(236,461)	(31,190)	(17,141)

Reinvested capital gains	3,753	-	110	17	165	143,018	24,589	3,488

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,069)	(41,632)	(144)	(44)	(346)	(83,543)	(2,647)	(13,686)

Investment Activity*:	ACVV	AMVGR2	AMVI2	PIHYB1	MLVLC2	DCAP	DSIF	DSRG
Reinvested dividends	$6,248	2,497	2,969	568	17	5,774	207,694	35
Mortality and expense risk charges (note 3)	(276)	(771)	(257)	(11)	(3)	(853)	(16,018)	(7)

Net investment income (loss)	5,972	1,726	2,712	557	14	4,921	191,676	28

Realized gain (loss) on investments	183	11,492	(53,130)	(68)	(149)	(572)	609,034	71
Change in unrealized gain (loss) on investments	(33,049)	(418,636)	(17,149)	(1,892)	(442)	(440,581)	(5,450,112)	(2,456)

Net gain (loss) on investments	(32,866)	(407,144)	(70,279)	(1,960)	(591)	(441,153)	(4,841,078)	(2,385)

Reinvested capital gains	23,755	112,243	23,821	-	34	251,244	1,308,923	486

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,139)	(293,175)	(43,746)	(1,403)	(543)	(184,988)	(3,340,479)	(1,871)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DVSCS	CVSPIP	FQB	FCS	FEIS	FGOS	FGS	FHIS
Reinvested dividends	$30,944	48,241	20	2,348	595	-	25,157	336
Mortality and expense risk charges (note 3)	(3,315)	(3,909)	(1)	(796)	(33)	(498)	(4,892)	(7)

Net investment income (loss)	27,629	44,332	19	1,552	562	(498)	20,265	329

Realized gain (loss) on investments	499,779	27,992	(4)	(44,446)	301	3,123	53,867	(72)
Change in unrealized gain (loss) on investments	(1,586,354)	(1,214,586)	(105)	(160,118)	(3,908)	(362,444)	(1,905,056)	(1,140)

Net gain (loss) on investments	(1,086,575)	(1,186,594)	(109)	(204,564)	(3,607)	(359,321)	(1,851,189)	(1,212)

Reinvested capital gains	414,349	296,983	12	27,583	1,103	96,651	370,887	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(644,597)	(845,279)	(78)	(175,429)	(1,942)	(263,168)	(1,460,037)	(883)

Investment Activity*:	FIGBS	FMCS	FOS	FVSS	FTVSV2	TIF2	GVMCE	AVIE
Reinvested dividends	$2,146	769	644	24	20,636	66	256	52
Mortality and expense risk charges (note 3)	(118)	(282)	(65)	(3)	(2,131)	(3)	(38)	(3)

Net investment income (loss)	2,028	487	579	21	18,505	63	218	49

Realized gain (loss) on investments	(10,554)	(38,037)	9	3	(2,469)	(13)	232	(20)
Change in unrealized gain (loss) on investments	(19,305)	(6,934)	(21,844)	(326)	(642,642)	(239)	(10,281)	(1,054)

Net gain (loss) on investments	(29,859)	(44,971)	(21,835)	(323)	(645,111)	(252)	(10,049)	(1,074)

Reinvested capital gains	7,605	12,436	601	110	389,431	-	5,511	331

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,226)	(32,048)	(20,655)	(192)	(237,175)	(189)	(4,320)	(694)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVAG	OVGI	OVGR	OVGS	WRMCG	WRRESP	JPMMV1	JABS
Reinvested dividends	$-	13	-	-	-	294	4,417	2,429
Mortality and expense risk charges (note 3)	(8)	(1)	(778)	(582)	(251)	(33)	(494)	(249)

Net investment income (loss)	(8)	12	(778)	(582)	(251)	261	3,923	2,180

Realized gain (loss) on investments	32	(7)	832	16,518	4,851	(480)	27,212	1,531
Change in unrealized gain (loss) on investments	(5,451)	(567)	(570,370)	(356,124)	(165,663)	(14,095)	(143,685)	(59,195)

Net gain (loss) on investments	(5,419)	(574)	(569,538)	(339,606)	(160,812)	(14,575)	(116,473)	(57,664)

Reinvested capital gains	2,126	342	277,809	110,765	54,006	4,384	66,394	7,426

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,301)	(220)	(292,507)	(229,423)	(107,057)	(9,930)	(46,156)	(48,058)

Investment Activity*:	JACAS	JAGTS	JAIGS	LZREMS	BNCAI	LOVBD	MV2RIS	MVBRES
Reinvested dividends	$14	-	16,613	1,264	-	17,922	2,333	11,449
Mortality and expense risk charges (note 3)	(28)	(58)	(1,083)	(57)	(40)	(406)	(113)	(1,333)

Net investment income (loss)	(14)	(58)	15,530	1,207	(40)	17,516	2,220	10,116

Realized gain (loss) on investments	2	2,026	7,686	(8,554)	65	(104)	(34)	10,583
Change in unrealized gain (loss) on investments	(17,222)	(42,795)	(125,683)	400	(16,406)	(77,211)	(21,351)	(498,529)

Net gain (loss) on investments	(17,220)	(40,769)	(117,997)	(8,154)	(16,341)	(77,315)	(21,385)	(487,946)

Reinvested capital gains	4,629	10,679	-	-	3,004	1,114	3,266	228,059

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,605)	(30,148)	(102,467)	(6,947)	(13,377)	(58,685)	(15,899)	(249,771)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	EIF	GBF	GEM
Reinvested dividends	$12,138	3,081	589	-	790	12	3,748	1
Mortality and expense risk charges (note 3)	(1,056)	(625)	(8)	-	(95)	(1)	(343)	-

Net investment income (loss)	11,082	2,456	581	-	695	11	3,405	1

Realized gain (loss) on investments	33,524	94	(170)	(17)	(19,839)	17	(26,798)	(2)
Change in unrealized gain (loss) on investments	(192,397)	(212,607)	(2,225)	(887)	(14,758)	(143)	(6,017)	(25)

Net gain (loss) on investments	(158,873)	(212,513)	(2,395)	(904)	(34,597)	(126)	(32,815)	(27)

Reinvested capital gains	63,896	27,136	-	242	13,828	80	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,895)	(182,921)	(1,814)	(662)	(20,074)	(35)	(29,410)	(26)

Investment Activity*:	GIG	GVIDM	HIBF	MCIF	MSBF	NVAMVX	NVBX	NVCCN1
Reinvested dividends	$27,158	-	56,405	84,569	102	83	161,519	-
Mortality and expense risk charges (note 3)	(725)	(336)	(1,161)	(7,412)	(3)	(7)	(6,680)	(14)

Net investment income (loss)	26,433	(336)	55,244	77,157	99	76	154,839	(14)

Realized gain (loss) on investments	4,443	(955)	(25,951)	1,084,296	2	145	(159,470)	6
Change in unrealized gain (loss) on investments	(243,279)	(163,740)	(169,174)	(4,248,225)	(172)	(1,177)	(1,033,154)	(2,170)

Net gain (loss) on investments	(238,836)	(164,695)	(195,125)	(3,163,929)	(170)	(1,032)	(1,192,624)	(2,164)

Reinvested capital gains	91,313	100,693	-	1,932,683	-	866	53,027	297

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,090)	(64,338)	(139,881)	(1,154,089)	(71)	(90)	(984,758)	(1,881)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVMLG1	NVMMG1	NVOLG1	SAM5
Reinvested dividends	$-	-	-	-	2,362	-	34	1,325,056
Mortality and expense risk charges (note 3)	(26)	(3)	-	-	(46)	-	(4)	(101,178)

Net investment income (loss)	(26)	(3)	-	-	2,316	-	30	1,223,878

Realized gain (loss) on investments	(72)	(2)	(3)	1	(1,102)	(24)	49	-
Change in unrealized gain (loss) on investments	(4,869)	(555)	(93)	(19)	(15,882)	(517)	(1,381)	-

Net gain (loss) on investments	(4,941)	(557)	(96)	(18)	(16,984)	(541)	(1,332)	-

Reinvested capital gains	472	86	15	-	8,422	177	251	2,077

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,495)	(474)	(81)	(18)	(6,246)	(364)	(1,051)	1,225,955

Investment Activity*:	SCF	SCGF	SCVF	TRF	AMCG	AMSRS	PMVAAA	PMVHYA
Reinvested dividends	$3,852	-	35	3,089	-	3,314	1,347	13,798
Mortality and expense risk charges (note 3)	(849)	-	(11)	(258)	-	(746)	(17)	(273)

Net investment income (loss)	3,003	-	24	2,831	-	2,568	1,330	13,525

Realized gain (loss) on investments	25,197	(9)	(300)	1,263	(17)	997	21	(420)
Change in unrealized gain (loss) on investments	(411,727)	(257)	(2,852)	(55,405)	(242)	(235,609)	(5,086)	(43,557)

Net gain (loss) on investments	(386,530)	(266)	(3,152)	(54,142)	(259)	(234,612)	(5,065)	(43,977)

Reinvested capital gains	193,074	71	1,589	27,019	84	70,392	1,421	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(190,453)	(195)	(1,539)	(24,292)	(175)	(161,652)	(2,314)	(30,452)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVLDA	PMVRRA	PMVTRA	ROCMC	TRBCGP	TREI2	TRLT1	TRMCG2
Reinvested dividends	$10,623	24,269	140,205	-	-	3,661	100,000	-
Mortality and expense risk charges (note 3)	(766)	(352)	(5,529)	(162)	(333)	(442)	(5,119)	(323)

Net investment income (loss)	9,857	23,917	134,676	(162)	(333)	3,219	94,881	(323)

Realized gain (loss) on investments	(1,094)	(16,688)	(24,070)	(17,502)	18,745	133	(78,502)	(642)
Change in unrealized gain (loss) on investments	(47,968)	(53,745)	(975,461)	(39,439)	(205,772)	(23,255)	(268,166)	(101,650)

Net gain (loss) on investments	(49,062)	(70,433)	(999,531)	(56,941)	(187,027)	(23,122)	(346,668)	(102,292)

Reinvested capital gains	-	-	-	28,950	14,518	11,222	8,152	10,124

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,205)	(46,516)	(864,855)	(28,153)	(172,842)	(8,681)	(243,635)	(92,491)

Investment Activity*:	TRNAG1	VWEM	VWHA
Reinvested dividends	$-	940	31
Mortality and expense risk charges (note 3)	(4)	(337)	(2)

Net investment income (loss)	(4)	603	29

Realized gain (loss) on investments	54	(3,437)	58
Change in unrealized gain (loss) on investments	(1,347)	(171,113)	65

Net gain (loss) on investments	(1,293)	(174,550)	123

Reinvested capital gains	208	65,216	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,089)	(108,731)	152

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period or the activity is minimal and rounds to $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		ALVIVA		SVOF		ACVCA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$307	167	11,497	4,959	-	-	-	-
Realized gain (loss) on investments	(18)	(5)	(41,528)	22,755	(10)	735	(1)	2
Change in unrealized gain (loss) on investments	(5,111)	5,316	(11,601)	(12,350)	(244)	(58)	(60)	(4)
Reinvested capital gains	3,753	-	-	-	110	33	17	19

Net increase (decrease) in contract owners’ equity resulting from operations	(1,069)	5,478	(41,632)	15,364	(144)	710	(44)	17

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(1,209)	-	151,172	-	(2,690)	-	-
Transfers between funds	-	1,035	17,889	(15,191)	-	11,224	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(310)	(85)	(2,555)	(1,729)	(38)	(9,138)	(9)	(8)
Adjustments to maintain reserves	34	(5)	(2)	-	(14)	35	(45)	10

Net equity transactions	(276)	(264)	15,332	134,252	(52)	(569)	(54)	2

Net change in contract owners’ equity	(1,345)	5,214	(26,300)	149,616	(196)	141	(98)	19
Contract owners’ equity at beginning of period	24,855	19,641	266,683	117,067	712	571	188	169

Contract owners’ equity at end of period	$23,510	24,855	240,383	266,683	516	712	90	188

CHANGE IN UNITS:
Beginning units	426	431	24,720	12,030	12	12	3	3
Units purchased	-	-	28,885	16,659	-	11,536	-	-
Units surrendered	(5)	(5)	(28,188)	(3,969)	(1)	(11,536)	(1)	-

Ending units	421	426	25,417	24,720	11	12	2	3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVMV1		ACVU1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15	1	9,900	5,998	3,954	1,926	(33)	(39)
Realized gain (loss) on investments	(31)	618	(201)	990	1,632	1,554	128	291
Change in unrealized gain (loss) on investments	(495)	(569)	(236,260)	30,751	(32,822)	33,300	(17,269)	5,271
Reinvested capital gains	165	40	143,018	87,234	24,589	-	3,488	2,531

Net increase (decrease) in contract owners’ equity resulting from operations	(346)	90	(83,543)	124,973	(2,647)	36,780	(13,686)	8,054

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(6,992)	-	-	-	-	-	-
Transfers between funds	-	658	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(77)	6,283	(4,839)	(4,533)	(8,341)	(5,844)	(937)	(852)
Adjustments to maintain reserves	(4)	11	(35)	20	18	-	41	(32)

Net equity transactions	(81)	(40)	(4,874)	(4,513)	(8,323)	(5,844)	(896)	(884)

Net change in contract owners’ equity	(427)	50	(88,417)	120,460	(10,970)	30,936	(14,582)	7,170
Contract owners’ equity at beginning of period	1,415	1,365	653,288	532,828	192,195	161,259	42,577	35,407

Contract owners’ equity at end of period	$988	1,415	564,871	653,288	181,225	192,195	27,995	42,577

CHANGE IN UNITS:
Beginning units	42	44	14,941	15,053	5,476	5,655	561	574
Units purchased	-	684	-	-	-	-	-	-
Units surrendered	(3)	(686)	(122)	(112)	(245)	(179)	(15)	(13)

Ending units	39	42	14,819	14,941	5,231	5,476	546	561

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVV		AMVGR2		AMVI2		PIHYB1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,972	3,097	1,726	1,315	2,712	3,995	557	637
Realized gain (loss) on investments	183	29,876	11,492	402,008	(53,130)	13,335	(68)	28
Change in unrealized gain (loss) on investments	(33,049)	(2,117)	(418,636)	(333,976)	(17,149)	(20,727)	(1,892)	27
Reinvested capital gains	23,755	-	112,243	218,831	23,821	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,139)	30,856	(293,175)	288,178	(43,746)	(3,397)	(1,403)	692

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(189)	-	94,886	-	-
Transfers between funds	-	-	(1,497)	(803,563)	38,395	(5,743)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	218,912	(14,221)	(10,106)	(37,606)	(1,702)	(2,086)	(849)	(688)
Adjustments to maintain reserves	(34)	4	(9)	(17)	(8)	6	(14)	(13)

Net equity transactions	218,878	(14,217)	(11,612)	(841,375)	36,685	87,063	(863)	(701)

Net change in contract owners’ equity	215,739	16,639	(304,787)	(553,197)	(7,061)	83,666	(2,266)	(9)
Contract owners’ equity at beginning of period	85,139	68,500	984,714	1,537,911	169,464	85,798	12,654	12,663

Contract owners’ equity at end of period	$300,878	85,139	679,927	984,714	162,403	169,464	10,388	12,654

CHANGE IN UNITS:
Beginning units	1,329	1,330	16,515	31,433	10,088	5,021	335	354
Units purchased	3,511	3,680	894	-	14,564	5,511	-	-
Units surrendered	(164)	(3,681)	(1,117)	(14,918)	(12,565)	(444)	(25)	(19)

Ending units	4,676	1,329	16,292	16,515	12,087	10,088	310	335

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVLC2		DCAP		DSIF		DSRG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14	30	4,921	3,083	191,676	200,049	28	51
Realized gain (loss) on investments	(149)	-	(572)	1,631	609,034	1,811,121	71	98
Change in unrealized gain (loss) on investments	(442)	(603)	(440,581)	129,089	(5,450,112)	1,970,429	(2,456)	1,490
Reinvested capital gains	34	1,185	251,244	84,000	1,308,923	968,102	486	169

Net increase (decrease) in contract owners’ equity resulting from operations	(543)	612	(184,988)	217,803	(3,340,479)	4,949,701	(1,871)	1,808

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(224)	4	157,539	-	-
Transfers between funds	-	-	-	190	(1,525,365)	(5,476,322)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(172)	(133)	(6,976)	(6,647)	41,809	(271,561)	(510)	(405)
Adjustments to maintain reserves	7	(3)	(40)	10	45	(29)	(11)	2

Net equity transactions	(165)	(136)	(7,016)	(6,671)	(1,483,507)	(5,590,373)	(521)	(403)

Net change in contract owners’ equity	(708)	476	(192,004)	211,132	(4,823,986)	(640,672)	(2,392)	1,405
Contract owners’ equity at beginning of period	2,707	2,231	1,021,047	809,915	18,924,377	19,565,049	8,334	6,929

Contract owners’ equity at end of period	$1,999	2,707	829,043	1,021,047	14,100,391	18,924,377	5,942	8,334

CHANGE IN UNITS:
Beginning units	54	57	18,662	18,724	360,869	478,765	201	212
Units purchased	-	-	-	780	25,028	23,213	-	-
Units surrendered	(4)	(3)	(150)	(842)	(56,364)	(141,109)	(15)	(11)

Ending units	50	54	18,512	18,662	329,533	360,869	186	201

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DVSCS		CVSPIP		FQB		FCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$27,629	26,835	44,332	51,941	19	21	1,552	(707)
Realized gain (loss) on investments	499,779	610,656	27,992	41,306	(4)	3	(44,446)	63,125
Change in unrealized gain (loss) on investments	(1,586,354)	361,084	(1,214,586)	744,266	(105)	(45)	(160,118)	(10,164)
Reinvested capital gains	414,349	64,276	296,983	204,585	12	8	27,583	53,100

Net increase (decrease) in contract owners’ equity resulting from operations	(644,597)	1,062,851	(845,279)	1,042,098	(78)	(13)	(175,429)	105,354

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(48,039)	-	-	-	-	9	217,372
Transfers between funds	(486,896)	(1,197,864)	-	-	-	-	147,101	11,878
Surrenders (notes 2, 3, 4, 5 and 6)	(47,393)	(49,685)	(196,094)	(167,597)	(58)	(48)	(7,229)	(6,546)
Adjustments to maintain reserves	(58)	(61)	2	8	8	(6)	(12)	32

Net equity transactions	(534,347)	(1,295,649)	(196,092)	(167,589)	(50)	(54)	139,869	222,736

Net change in contract owners’ equity	(1,178,944)	(232,798)	(1,041,371)	874,509	(128)	(67)	(35,560)	328,090
Contract owners’ equity at beginning of period	4,184,477	4,417,275	4,631,505	3,756,996	838	905	560,701	232,611

Contract owners’ equity at end of period	$3,005,533	4,184,477	3,590,134	4,631,505	710	838	525,141	560,701

CHANGE IN UNITS:
Beginning units	67,746	90,121	162,814	169,432	31	33	7,228	3,816
Units purchased	1,909	741	-	-	-	-	9,956	3,507
Units surrendered	(11,218)	(23,116)	(8,109)	(6,618)	(2)	(2)	(8,124)	(95)

Ending units	58,437	67,746	154,705	162,814	29	31	9,060	7,228

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEIS		FGOS		FGS		FHIS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$562	640	(498)	(689)	20,265	(5,834)	329	397
Realized gain (loss) on investments	301	521	3,123	4,857	53,867	388,922	(72)	(18)
Change in unrealized gain (loss) on investments	(3,908)	2,417	(362,444)	8,690	(1,905,056)	(396,097)	(1,140)	(45)
Reinvested capital gains	1,103	4,160	96,651	60,010	370,887	1,211,501	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,942)	7,738	(263,168)	72,868	(1,460,037)	1,198,492	(883)	334

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(5,622)	-	-	(13,527)	28	-	-
Transfers between funds	-	7,517	-	-	(994)	(717,227)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,550)	(3,655)	(5,225)	(6,094)	(2,043)	(170,702)	(518)	(421)
Adjustments to maintain reserves	9	(297)	14	(36)	(36)	1	(12)	2

Net equity transactions	(2,541)	(2,057)	(5,211)	(6,130)	(16,600)	(887,900)	(530)	(419)

Net change in contract owners’ equity	(4,483)	5,681	(268,379)	66,738	(1,476,637)	310,592	(1,413)	(85)
Contract owners’ equity at beginning of period	36,909	31,228	689,893	623,155	5,903,162	5,592,570	7,738	7,823

Contract owners’ equity at end of period	$32,426	36,909	421,514	689,893	4,426,525	5,903,162	6,325	7,738

CHANGE IN UNITS:
Beginning units	817	862	9,549	9,587	95,549	111,143	307	324
Units purchased	-	4,667	-	700	4,074	4,534	-	-
Units surrendered	(60)	(4,712)	(97)	(738)	(4,601)	(20,128)	(23)	(17)

Ending units	757	817	9,452	9,549	95,022	95,549	284	307

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBS		FMCS		FOS		FVSS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,028	2,778	487	590	579	269	21	33
Realized gain (loss) on investments	(10,554)	367	(38,037)	20,231	9	192	3	7
Change in unrealized gain (loss) on investments	(19,305)	(7,756)	(6,934)	(23,167)	(21,844)	7,398	(326)	436
Reinvested capital gains	7,605	3,672	12,436	26,164	601	5,877	110	210

Net increase (decrease) in contract owners’ equity resulting from operations	(20,226)	(939)	(32,048)	23,818	(20,655)	13,736	(192)	686

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	5,168	-	77,642	-	(9,130)	-	-
Transfers between funds	(43,928)	71,566	42,049	13,788	-	8,607	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,819)	(4,855)	(2,161)	(1,959)	(930)	(374)	(185)	(135)
Adjustments to maintain reserves	11	(15)	(2)	(30)	(23)	1	37	(8)

Net equity transactions	(49,736)	71,864	39,886	89,441	(953)	(896)	(148)	(143)

Net change in contract owners’ equity	(69,962)	70,925	7,838	113,259	(21,608)	12,840	(340)	543
Contract owners’ equity at beginning of period	160,659	89,734	174,172	60,913	83,937	71,097	2,648	2,105

Contract owners’ equity at end of period	$90,697	160,659	182,010	174,172	62,329	83,937	2,308	2,648

CHANGE IN UNITS:
Beginning units	8,185	4,534	3,401	1,489	2,502	2,592	50	53
Units purchased	-	3,899	5,093	1,954	-	1,182	-	-
Units surrendered	(2,867)	(248)	(4,383)	(42)	(36)	(1,272)	(3)	(3)

Ending units	5,318	8,185	4,111	3,401	2,466	2,502	47	50

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVSV2		TIF2		GVMCE		AVIE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,505	21,967	63	44	218	148	49	45
Realized gain (loss) on investments	(2,469)	80,035	(13)	9	232	372	(20)	35
Change in unrealized gain (loss) on investments	(642,642)	361,574	(239)	48	(10,281)	4,386	(1,054)	(122)
Reinvested capital gains	389,431	64,609	-	-	5,511	5,538	331	258

Net increase (decrease) in contract owners’ equity resulting from operations	(237,175)	528,185	(189)	101	(4,320)	10,444	(694)	216

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(3,787)	40,620	-	(2,099)	-	-	-	-
Transfers between funds	84,186	(347,001)	-	1,996	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(96,376)	(54,567)	(161)	(35)	(2,881)	(2,110)	(230)	(207)
Adjustments to maintain reserves	(18)	34	19	4	(31)	(8)	11	(15)

Net equity transactions	(15,995)	(360,914)	(142)	(134)	(2,912)	(2,118)	(219)	(222)

Net change in contract owners’ equity	(253,170)	167,271	(331)	(33)	(7,232)	8,326	(913)	(6)
Contract owners’ equity at beginning of period	2,315,803	2,148,532	2,402	2,435	43,196	34,870	3,797	3,803

Contract owners’ equity at end of period	$2,062,633	2,315,803	2,071	2,402	35,964	43,196	2,884	3,797

CHANGE IN UNITS:
Beginning units	54,099	62,841	91	96	607	641	101	107
Units purchased	4,511	991	-	-	-	-	-	-
Units surrendered	(5,008)	(9,733)	(6)	(5)	(45)	(34)	(7)	(6)

Ending units	53,602	54,099	85	91	562	607	94	101

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVAG		OVGI		OVGR		OVGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8)	(11)	12	6	(778)	(809)	(582)	(1,171)
Realized gain (loss) on investments	32	202	(7)	10	832	83,719	16,518	295,035
Change in unrealized gain (loss) on investments	(5,451)	467	(567)	170	(570,370)	39,701	(356,124)	(130,342)
Reinvested capital gains	2,126	1,111	342	59	277,809	39,798	110,765	44,887

Net increase (decrease) in contract owners’ equity resulting from operations	(3,301)	1,769	(220)	245	(292,507)	162,409	(229,423)	208,409

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(401)	-	(79)	-	(2,236)
Transfers between funds	-	-	-	250	(20,283)	1,889	35,789	(813,785)
Surrenders (notes 2, 3, 4, 5 and 6)	(597)	(549)	(69)	96	218,667	(34,560)	(8,599)	(33,779)
Adjustments to maintain reserves	(37)	7	(14)	8	24	(8)	(19)	(3)

Net equity transactions	(634)	(542)	(83)	(47)	198,408	(32,758)	27,171	(849,803)

Net change in contract owners’ equity	(3,935)	1,227	(303)	198	(94,099)	129,651	(202,252)	(641,394)
Contract owners’ equity at beginning of period	10,824	9,597	1,105	907	788,468	658,817	747,169	1,388,563

Contract owners’ equity at end of period	$6,889	10,824	802	1,105	694,369	788,468	544,917	747,169

CHANGE IN UNITS:
Beginning units	182	192	22	23	13,108	13,411	14,152	30,344
Units purchased	-	-	-	4	4,278	3,904	1,650	1,793
Units surrendered	(14)	(10)	(2)	(5)	(692)	(4,207)	(661)	(17,985)

Ending units	168	182	20	22	16,694	13,108	15,141	14,152

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRMCG		WRRESP		JPMMV1		JABS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(251)	(549)	261	282	3,923	6,416	2,180	1,537
Realized gain (loss) on investments	4,851	170,039	(480)	(187)	27,212	53,455	1,531	1,665
Change in unrealized gain (loss) on investments	(165,663)	(154,061)	(14,095)	12,075	(143,685)	106,662	(59,195)	36,803
Reinvested capital gains	54,006	80,556	4,384	534	66,394	39,356	7,426	1,992

Net increase (decrease) in contract owners’ equity resulting from operations	(107,057)	95,985	(9,930)	12,704	(46,156)	205,889	(48,058)	41,997

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(255)	-	-	-	(327)	-	-
Transfers between funds	(17,856)	(415,891)	-	-	(103,942)	(313,430)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,317)	(14,164)	(2,544)	(1,882)	(7,383)	(21,553)	(6,663)	(5,531)
Adjustments to maintain reserves	(14)	38	(6)	13	7	4	(6)	13

Net equity transactions	(21,187)	(430,272)	(2,550)	(1,869)	(111,318)	(335,306)	(6,669)	(5,518)

Net change in contract owners’ equity	(128,244)	(334,287)	(12,480)	10,835	(157,474)	(129,417)	(54,727)	36,479
Contract owners’ equity at beginning of period	352,231	686,518	40,934	30,099	609,178	738,595	289,741	253,262

Contract owners’ equity at end of period	$223,987	352,231	28,454	40,934	451,704	609,178	235,014	289,741

CHANGE IN UNITS:
Beginning units	8,239	18,666	1,064	1,123	11,406	17,944	5,293	5,437
Units purchased	-	91	-	-	71	289	-	1,201
Units surrendered	(661)	(10,518)	(78)	(59)	(2,259)	(6,827)	(139)	(1,345)

Ending units	7,578	8,239	986	1,064	9,218	11,406	5,154	5,293

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JACAS		JAGTS		JAIGS		LZREMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14)	(35)	(58)	11	15,530	10,198	1,207	593
Realized gain (loss) on investments	2	299	2,026	2,865	7,686	1,881	(8,554)	1,739
Change in unrealized gain (loss) on investments	(17,222)	2,335	(42,795)	(500)	(125,683)	119,718	400	(1,710)
Reinvested capital gains	4,629	4,404	10,679	10,420	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,605)	7,003	(30,148)	12,796	(102,467)	131,797	(6,947)	622

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(4,847)	-	-	-	-	1	15,446
Transfers between funds	-	4,391	-	-	(51,155)	-	8,276	4,262
Surrenders (notes 2, 3, 4, 5 and 6)	(954)	(458)	(4,421)	(4,322)	(8,812)	(7,901)	(382)	(369)
Adjustments to maintain reserves	3	-	17	(10)	2	8	(2)	3

Net equity transactions	(951)	(914)	(4,404)	(4,332)	(59,965)	(7,893)	7,893	19,342

Net change in contract owners’ equity	(13,556)	6,089	(34,552)	8,464	(162,432)	123,904	946	19,964
Contract owners’ equity at beginning of period	37,651	31,562	82,707	74,243	1,127,569	1,003,665	34,669	14,705

Contract owners’ equity at end of period	$24,095	37,651	48,155	82,707	965,137	1,127,569	35,615	34,669

CHANGE IN UNITS:
Beginning units	599	615	2,039	2,153	47,983	48,333	2,670	1,192
Units purchased	-	-	-	-	60	58	4,058	1,506
Units surrendered	(20)	(16)	(149)	(114)	(2,938)	(408)	(3,531)	(28)

Ending units	579	599	1,890	2,039	45,105	47,983	3,197	2,670

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BNCAI		LOVBD		MV2RIS		MVBRES
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(40)	(48)	17,516	13,483	2,220	570	10,116	11,498
Realized gain (loss) on investments	65	160	(104)	2,084	(34)	614	10,583	13,885
Change in unrealized gain (loss) on investments	(16,406)	6,912	(77,211)	(8,466)	(21,351)	4,253	(498,529)	230,916
Reinvested capital gains	3,004	1,137	1,114	7,379	3,266	4,812	228,059	98,272

Net increase (decrease) in contract owners’ equity resulting from operations	(13,377)	8,161	(58,685)	14,480	(15,899)	10,249	(249,771)	354,571

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	2,641	-	-
Transfers between funds	-	-	-	-	56,674	2,516	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(541)	(548)	(18,438)	(14,905)	(4,648)	(6,221)	(60,234)	(45,515)
Adjustments to maintain reserves	(11)	14	(1)	(2)	6	2	(10)	9

Net equity transactions	(552)	(534)	(18,439)	(14,907)	52,032	(1,062)	(60,244)	(45,506)

Net change in contract owners’ equity	(13,929)	7,627	(77,124)	(427)	36,133	9,187	(310,015)	309,065
Contract owners’ equity at beginning of period	51,802	44,175	459,218	459,645	100,621	91,434	1,546,868	1,237,803

Contract owners’ equity at end of period	$37,873	51,802	382,094	459,218	136,754	100,621	1,236,853	1,546,868

CHANGE IN UNITS:
Beginning units	526	532	31,468	32,497	6,355	6,419	60,970	62,963
Units purchased	-	-	-	-	4,519	358	-	-
Units surrendered	(7)	(6)	(1,411)	(1,029)	(356)	(422)	(2,734)	(1,993)

Ending units	519	526	30,057	31,468	10,518	6,355	58,236	60,970

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVFSC		MVIVSC		MSEM		MSVMG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$11,082	14,559	2,456	44	581	501	-	(1)
Realized gain (loss) on investments	33,524	104,125	94	302,153	(170)	(4)	(17)	45
Change in unrealized gain (loss) on investments	(192,397)	180,786	(212,607)	(197,578)	(2,225)	(716)	(887)	(637)
Reinvested capital gains	63,896	31,486	27,136	24,527	-	-	242	461

Net increase (decrease) in contract owners’ equity resulting from operations	(83,895)	330,956	(182,921)	129,146	(1,814)	(219)	(662)	(132)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	2,609	-	115	-	-	-	-
Transfers between funds	(223,770)	(388,484)	4,385	(779,500)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(18,721)	(48,157)	(8,096)	(33,280)	(594)	(546)	(44)	(69)
Adjustments to maintain reserves	(8)	9	(4)	(1)	(12)	(19)	(13)	63

Net equity transactions	(242,499)	(434,023)	(3,715)	(812,666)	(606)	(565)	(57)	(6)

Net change in contract owners’ equity	(326,394)	(103,067)	(186,636)	(683,520)	(2,420)	(784)	(719)	(138)
Contract owners’ equity at beginning of period	1,285,503	1,388,570	766,580	1,450,100	9,713	10,497	1,098	1,236

Contract owners’ equity at end of period	$959,109	1,285,503	579,944	766,580	7,293	9,713	379	1,098

CHANGE IN UNITS:
Beginning units	42,354	57,202	17,498	36,465	173	183	15	15
Units purchased	-	1,692	2,490	-	-	-	-	-
Units surrendered	(8,652)	(16,540)	(2,609)	(18,967)	(13)	(10)	(1)	-

Ending units	33,702	42,354	17,379	17,498	160	173	14	15

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVRE		EIF		GBF		GEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$695	1,085	11	10	3,405	7,795	1	528
Realized gain (loss) on investments	(19,839)	10,645	17	11	(26,798)	(4,779)	(2)	(3,873)
Change in unrealized gain (loss) on investments	(14,758)	5,177	(143)	122	(6,017)	(9,555)	(25)	(27)
Reinvested capital gains	13,828	-	80	9	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,074)	16,907	(35)	152	(29,410)	(6,539)	(26)	(3,372)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19	28,529	-	-	11	158,762	-	-
Transfers between funds	11,800	(6,001)	-	-	(313,608)	45,076	-	3,812
Surrenders (notes 2, 3, 4, 5 and 6)	(682)	(707)	(62)	(45)	(3,709)	502	(6)	(455)
Adjustments to maintain reserves	(32)	56	27	(26)	(10)	(1)	6	7

Net equity transactions	11,105	21,877	(35)	(71)	(317,316)	204,339	-	3,364

Net change in contract owners’ equity	(8,969)	38,784	(70)	81	(346,726)	197,800	(26)	(8)
Contract owners’ equity at beginning of period	62,948	24,164	856	775	517,045	319,245	103	111

Contract owners’ equity at end of period	$53,979	62,948	786	856	170,319	517,045	77	103

CHANGE IN UNITS:
Beginning units	992	530	23	25	25,494	14,955	3	3
Units purchased	1,128	574	-	-	5,032	12,318	-	12
Units surrendered	(1,238)	(112)	(1)	(2)	(21,984)	(1,779)	-	(12)

Ending units	882	992	22	23	8,542	25,494	3	3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GIG		GVIDM		GVIX2		HIBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$26,433	20,744	(336)	326	-	-	55,244	53,292
Realized gain (loss) on investments	4,443	8,487	(955)	96	-	-	(25,951)	(503)
Change in unrealized gain (loss) on investments	(243,279)	68,328	(163,740)	31,348	-	-	(169,174)	471
Reinvested capital gains	91,313	-	100,693	4,328	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,090)	97,559	(64,338)	36,098	-	-	(139,881)	53,260

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(3,451)	-	12,334	-	22,657
Transfers between funds	-	-	-	3,050	-	(13,742)	(41,051)	(372)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,819)	(27,293)	(4,202)	(3,460)	-	1,407	(9,065)	(8,159)
Adjustments to maintain reserves	6	(7)	(7)	(11)	-	1	(8)	(1)

Net equity transactions	(32,813)	(27,300)	(4,209)	(3,872)	-	-	(50,124)	14,125

Net change in contract owners’ equity	(153,903)	70,259	(68,547)	32,226	-	-	(190,005)	67,385
Contract owners’ equity at beginning of period	852,432	782,173	388,013	355,787	-	-	1,156,953	1,089,568

Contract owners’ equity at end of period	$698,529	852,432	319,466	388,013	-	-	966,948	1,156,953

CHANGE IN UNITS:
Beginning units	34,061	35,175	11,820	12,105	-	-	33,536	33,111
Units purchased	-	-	-	5,571	-	1,709	1,964	717
Units surrendered	(1,527)	(1,114)	(146)	(5,856)	-	(1,709)	(3,645)	(292)

Ending units	32,534	34,061	11,674	11,820	-	-	31,855	33,536

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF		MSBF		NVAMVX		NVBX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$77,157	98,645	99	163	76	77	154,839	155,720
Realized gain (loss) on investments	1,084,296	686,522	2	13	145	85	(159,470)	92,081
Change in unrealized gain (loss) on investments	(4,248,225)	1,279,562	(172)	(23)	(1,177)	1,621	(1,033,154)	(422,211)
Reinvested capital gains	1,932,683	173,588	-	-	866	-	53,027	33,478

Net increase (decrease) in contract owners’ equity resulting from operations	(1,154,089)	2,238,317	(71)	153	(90)	1,783	(984,758)	(140,932)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(64,902)	-	147	-	-	-	1,507
Transfers between funds	(1,286,780)	(2,667,159)	-	(163)	-	-	(87,443)	2,165,339
Surrenders (notes 2, 3, 4, 5 and 6)	(94,397)	(128,001)	(209)	(145)	(476)	(303)	(86,431)	(257,030)
Adjustments to maintain reserves	11	(79)	14	(9)	2	(4)	(1)	1

Net equity transactions	(1,381,166)	(2,860,141)	(195)	(170)	(474)	(307)	(173,875)	1,909,817

Net change in contract owners’ equity	(2,535,255)	(621,824)	(266)	(17)	(564)	1,476	(1,158,633)	1,768,885
Contract owners’ equity at beginning of period	9,360,177	9,982,001	2,992	3,009	6,762	5,286	7,753,139	5,984,254

Contract owners’ equity at end of period	$6,824,922	9,360,177	2,726	2,992	6,198	6,762	6,594,506	7,753,139

CHANGE IN UNITS:
Beginning units	101,008	133,716	105	111	424	446	634,951	479,419
Units purchased	1,174	1,615	-	-	-	-	75,760	246,180
Units surrendered	(17,054)	(34,323)	(7)	(6)	(31)	(22)	(86,549)	(90,648)

Ending units	85,128	101,008	98	105	393	424	624,162	634,951

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14)	19	(26)	42	(3)	5	-	2
Realized gain (loss) on investments	6	46	(72)	(170)	(2)	12	(3)	(1)
Change in unrealized gain (loss) on investments	(2,170)	587	(4,869)	4,885	(555)	299	(93)	72
Reinvested capital gains	297	36	472	-	86	1	15	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,881)	688	(4,495)	4,757	(474)	317	(81)	73

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,067)	(871)	(1,968)	(1,566)	(244)	(197)	(39)	(31)
Adjustments to maintain reserves	13	(4)	(2)	20	(16)	14	(17)	3

Net equity transactions	(1,054)	(875)	(1,970)	(1,546)	(260)	(183)	(56)	(28)

Net change in contract owners’ equity	(2,935)	(187)	(6,465)	3,211	(734)	134	(137)	45
Contract owners’ equity at beginning of period	15,927	16,114	30,319	27,108	3,694	3,560	601	556

Contract owners’ equity at end of period	$12,992	15,927	23,854	30,319	2,960	3,694	464	601

CHANGE IN UNITS:
Beginning units	856	904	818	863	155	163	20	21
Units purchased	-	-	-	-	-	-	-	-
Units surrendered	(62)	(48)	(60)	(45)	(12)	(8)	(2)	(1)

Ending units	794	856	758	818	143	155	18	20

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCRA1		NVMLG1		NVMMG1		NVOLG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	2,316	(44)	-	-	30	17
Realized gain (loss) on investments	1	1	(1,102)	(519)	(24)	11	49	51
Change in unrealized gain (loss) on investments	(19)	19	(15,882)	7,727	(517)	(199)	(1,381)	1,002
Reinvested capital gains	-	-	8,422	7,665	177	139	251	75

Net increase (decrease) in contract owners’ equity resulting from operations	(18)	20	(6,246)	14,829	(364)	(49)	(1,051)	1,145

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	(876)
Transfers between funds	-	-	-	-	-	-	-	1,359
Surrenders (notes 2, 3, 4, 5 and 6)	(8)	(6)	(2,501)	(1,708)	(51)	(57)	(298)	(715)
Adjustments to maintain reserves	7	7	(22)	12	(4)	12	(5)	(5)

Net equity transactions	(1)	1	(2,523)	(1,696)	(55)	(45)	(303)	(237)

Net change in contract owners’ equity	(19)	21	(8,769)	13,133	(419)	(94)	(1,354)	908
Contract owners’ equity at beginning of period	125	104	50,833	37,700	972	1,066	4,841	3,933

Contract owners’ equity at end of period	$106	125	42,064	50,833	553	972	3,487	4,841

CHANGE IN UNITS:
Beginning units	3	3	1,010	1,051	23	24	175	185
Units purchased	-	-	-	-	-	-	-	3,631
Units surrendered	-	-	(54)	(41)	(2)	(1)	(13)	(3,641)

Ending units	3	3	956	1,010	21	23	162	175

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SAM		SAM5		SCF		SCGF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	1,223,878	(95,501)	3,003	(1,298)	-	(1)
Realized gain (loss) on investments	-	-	-	-	25,197	167,029	(9)	4
Change in unrealized gain (loss) on investments	-	-	-	-	(411,727)	193,835	(257)	4
Reinvested capital gains	-	-	2,077	-	193,074	10,691	71	56

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	1,225,955	(95,501)	(190,453)	370,257	(195)	63

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(177,566)	12,570	36,721	-	(472)	-	-
Transfers between funds	-	176,633	3,222,051	10,776,156	(17,891)	(631,944)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	933	(2,623,886)	(1,604,356)	(12,306)	(35,736)	(37)	(35)
Adjustments to maintain reserves	-	-	(95)	(1)	(22)	39	38	(33)

Net equity transactions	-	-	610,640	9,208,520	(30,219)	(668,113)	1	(68)

Net change in contract owners’ equity	-	-	1,836,595	9,113,019	(220,672)	(297,856)	(194)	(5)
Contract owners’ equity at beginning of period	-	-	99,730,008	90,616,989	1,019,732	1,317,588	636	641

Contract owners’ equity at end of period	$-	-	101,566,603	99,730,008	799,060	1,019,732	442	636

CHANGE IN UNITS:
Beginning units	-	-	8,327,142	7,558,764	9,940	16,787	9	10
Units purchased	-	70	430,845	952,673	484	-	-	-
Units surrendered	-	(70)	(380,823)	(184,295)	(826)	(6,847)	-	(1)

Ending units	-	-	8,377,164	8,327,142	9,598	9,940	9	9

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCVF		TRF		AMCG		AMSRS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$24	(11)	2,831	1,790	-	-	2,568	2,275
Realized gain (loss) on investments	(300)	(197)	1,263	1,614	(17)	(346)	997	1,389
Change in unrealized gain (loss) on investments	(2,852)	3,245	(55,405)	35,624	(242)	(234)	(235,609)	146,607

Reinvested capital gains	1,589	-	27,019	12,029	84	590	70,392	15,730

Net increase (decrease) in contract owners’ equity resulting from operations	(1,539)	3,037	(24,292)	51,057	(175)	10	(161,652)	166,001
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(230)	-	(3,775)	-	3,764	-	-
Transfers between funds	-	217	-	3,541	-	367	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(814)	(602)	(1,744)	(1,432)	(36)	(4,110)	(5,064)	(5,087)
Adjustments to maintain reserves	49	(58)	6	(18)	(30)	44	(7)	-

Net equity transactions	(765)	(673)	(1,738)	(1,684)	(66)	65	(5,071)	(5,087)

Net change in contract owners’ equity	(2,304)	2,364	(26,030)	49,373	(241)	75	(166,723)	160,914
Contract owners’ equity at beginning of period	12,109	9,745	284,741	235,368	656	581	874,028	713,114

Contract owners’ equity at end of period	$9,805	12,109	258,711	284,741	415	656	707,305	874,028

CHANGE IN UNITS:
Beginning units	130	138	6,334	6,375	9	9	54,260	54,609
Units purchased	-	-	-	759	-	4,474	-	-
Units surrendered	(9)	(8)	(42)	(800)	(1)	(4,474)	(361)	(349)

Ending units	121	130	6,292	6,334	8	9	53,899	54,260

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVAAA		PMVHYA		PMVLDA		PMVRRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,330	2,129	13,525	12,081	9,857	3,035	23,917	29,912
Realized gain (loss) on investments	21	211	(420)	612	(1,094)	(6,725)	(16,688)	49,298
Change in unrealized gain (loss) on investments	(5,086)	501	(43,557)	(2,947)	(47,968)	(3,860)	(53,745)	(46,801)
Reinvested capital gains	1,421	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,314)	2,841	(30,452)	9,746	(39,205)	(7,550)	(46,516)	32,409

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(141)	-	-	7,177	-	20
Transfers between funds	-	-	22,873	34,537	-	(91,003)	(51,334)	(369,623)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,325)	(1,043)	(12,132)	(4,333)	(11,752)	(14,270)	(4,988)	(17,233)
Adjustments to maintain reserves	14	(21)	(5)	-	(10)	-	(12)	29

Net equity transactions	(1,311)	(1,064)	10,595	30,204	(11,762)	(98,096)	(56,334)	(386,807)

Net change in contract owners’ equity	(3,625)	1,777	(19,857)	39,950	(50,967)	(105,646)	(102,850)	(354,398)
Contract owners’ equity at beginning of period	19,786	18,009	293,447	253,497	672,215	777,861	400,807	755,205

Contract owners’ equity at end of period	$16,161	19,786	273,590	293,447	621,248	672,215	297,957	400,807

CHANGE IN UNITS:
Beginning units	703	743	23,849	21,332	40,862	46,839	16,288	32,360
Units purchased	-	-	2,001	2,876	2,206	2,952	2,537	-
Units surrendered	(51)	(40)	(1,039)	(359)	(3,018)	(8,929)	(5,069)	(16,072)

Ending units	652	703	24,811	23,849	40,050	40,862	13,756	16,288

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVTRA		ROCMC		TRBCGP		TREI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$134,676	103,711	(162)	(211)	(333)	(608)	3,219	2,551
Realized gain (loss) on investments	(24,070)	6,295	(17,502)	22,115	18,745	117,806	133	259
Change in unrealized gain (loss) on investments	(975,461)	(449,328)	(39,439)	(6,797)	(205,772)	(66,327)	(23,255)	27,814
Reinvested capital gains	-	256,686	28,950	5,237	14,518	52,975	11,222	16,118

Net increase (decrease) in contract owners’ equity resulting from operations	(864,855)	(82,636)	(28,153)	20,344	(172,842)	103,846	(8,681)	46,742

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(3,636)	(25,369)	1	41,989	(2,360)	-	-	(4,223)
Transfers between funds	166,060	154,950	(1,798)	2,525	(26,176)	(299,102)	-	3,705
Surrenders (notes 2, 3, 4, 5 and 6)	(249,761)	(113,188)	(1,517)	(1,368)	(22,149)	(9,722)	(6,273)	(4,726)
Adjustments to maintain reserves	7	(239)	(13)	20	(8)	(6)	(42)	69

Net equity transactions	(87,330)	16,154	(3,327)	43,166	(50,693)	(308,830)	(6,315)	(5,175)

Net change in contract owners’ equity	(952,185)	(66,482)	(31,480)	63,510	(223,535)	(204,984)	(14,996)	41,567
Contract owners’ equity at beginning of period	6,009,919	6,076,401	120,657	57,147	497,597	702,581	230,806	189,239

Contract owners’ equity at end of period	$5,057,734	6,009,919	89,177	120,657	274,062	497,597	215,810	230,806

CHANGE IN UNITS:
Beginning units	248,126	247,480	2,097	1,289	10,076	16,717	4,828	4,971
Units purchased	9,961	25,797	1,942	1,317	-	-	1,255	803
Units surrendered	(14,229)	(25,151)	(2,072)	(509)	(1,043)	(6,641)	(1,428)	(946)

Ending units	243,858	248,126	1,967	2,097	9,033	10,076	4,655	4,828

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRLT1		TRMCG2		TRNAG1		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$94,881	47,130	(323)	(396)	(4)	(4)	603	4,226
Realized gain (loss) on investments	(78,502)	57,957	(642)	2,342	54	100	(3,437)	4,859
Change in unrealized gain (loss) on investments	(268,166)	(145,781)	(101,650)	7,608	(1,347)	(146)	(171,113)	(81,051)
Reinvested capital gains	8,152	30,595	10,124	42,627	208	958	65,216	11,581

Net increase (decrease) in contract owners’ equity resulting from operations	(243,635)	(10,099)	(92,491)	52,181	(1,089)	908	(108,731)	(60,385)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(112)	-	(5,898)	-	-	-	-
Transfers between funds	444,238	1,835,004	-	5,072	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(65,686)	(142,605)	(11,528)	(9,443)	(315)	(262)	(15,632)	(17,156)
Adjustments to maintain reserves	1	319	(78)	123	(64)	19	6	(28)

Net equity transactions	378,553	1,692,606	(11,606)	(10,146)	(379)	(243)	(15,626)	(17,184)

Net change in contract owners’ equity	134,918	1,682,507	(104,097)	42,035	(1,468)	665	(124,357)	(77,569)
Contract owners’ equity at beginning of period	5,042,728	3,360,221	407,010	364,975	5,177	4,512	445,066	522,635

Contract owners’ equity at end of period	$5,177,646	5,042,728	302,913	407,010	3,709	5,177	320,709	445,066

CHANGE IN UNITS:
Beginning units	428,858	285,870	3,566	3,671	58	61	6,729	6,957
Units purchased	38,580	169,537	-	357	-	-	-	-
Units surrendered	(5,774)	(26,549)	(127)	(462)	(5)	(3)	(311)	(228)

Ending units	461,664	428,858	3,439	3,566	53	58	6,418	6,729

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA
	2022	2021
Investment activity*:
Net investment income (loss)	$29	7
Realized gain (loss) on investments	58	30
Change in unrealized gain (loss) on investments	65	263
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	152	300

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-
Transfers between funds	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(144)	(96)
Adjustments to maintain reserves	33	(4)

Net equity transactions	(111)	(100)

Net change in contract owners’ equity	41	200
Contract owners’ equity at beginning of period	1,789	1,589

Contract owners’ equity at end of period	$1,830	1,789

CHANGE IN UNITS:
Beginning units	36	38
Units purchased	-	-
Units surrendered	(2)	(2)

Ending units	34	36

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period or the activity is minimal and rounds to $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)*

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)*

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)*

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)*

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*

American Funds Insurance Series(R) - Growth - Income Fund: Class 2 (AMVGI2)*

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)*

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)*

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)*

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)*

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)*

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)*

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating - Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Initial Class (FEIP)*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

INVESCO INVESTMENTS

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)*

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)*

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)*

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi - Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)*

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi - Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi - Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi - Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi - Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid - Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid - Cap Growth Portfolio: S Class Shares (AMMCGS)*

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)*

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar - Hedged): Administrative Class (PMVFHA)*

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long - Term U.S. Government Portfolio: Administrative Class (PMVLGA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro - Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited - Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid - Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All - Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)*

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*

*	At December 31, 2022, policyholders were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2022.

For the two-year period ending December 31, 2022, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2022 are no longer available as of December 31, 2022. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVSPIP	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio	Calvert VP S&P 500 Index Portfolio	5/1/2022
DWVEMS	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class	5/1/2022
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
GVGOPS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares	5/1/2022
AVIE	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	Invesco - Invesco V.I. International Growth Fund: Series I Shares	5/1/2022
WRRESP	Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	7/29/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $453 and $14,907, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For corporate flexible premium policies, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

·	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

·	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium policies may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned subaccount cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $969,659 and $857,157, respectively, and total transfers from the Separate Account to the fixed account were $69,263 and $954,714, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$4,083	$334
ALVIVA	323,680	296,848
SVOF	110	38
ACVCA	17	9
ACVI	181	78
ACVIG	153,505	5,426
ACVMV1	28,726	8,525
ACVU1	3,488	971
ACVV	255,462	6,822
AMVGR2	166,341	63,975
AMVI2	235,299	172,075
PIHYB1	568	862
MLVLC2	52	175
DCAP	257,018	7,824
DSIF	3,306,655	3,289,537
DSRG	521	517
DVSCS	1,090,292	1,182,694
CVSPIP	345,224	200,003
FQB	31	58
FCS	561,533	392,516
FEIS	1,699	2,886
FGOS	96,651	5,722
FGS	621,645	247,058
FHIS	336	525
FIGBS	9,751	49,864
FMCS	202,893	150,081
FOS	1,244	995
FVSS	134	188
FTVSV2	587,225	195,266
TIF2	66	164
GVMCE	5,767	2,917
AVIE	383	234
OVAG	2,126	604
OVGI	355	69
OVGR	503,179	27,763
OVGS	282,442	145,071
WRMCG	78,614	46,033

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

WRRESP	4,677	2,577
JPMMV1	104,852	145,860
JABS	9,855	6,912
JACAS	4,643	982
JAGTS	10,679	4,479
JAIGS	16,613	61,050
LZREMS	68,913	59,812
BNCAI	3,004	581
LOVBD	19,036	18,843
MV2RIS	62,272	4,759
MVBRES	239,508	61,566
MVFSC	104,246	271,761
MVIVSC	143,749	117,868
MSEM	589	602
MSVMG	242	44
MSVRE	118,251	92,592
EIF	92	62
GBF	469,497	783,396
GEM	1	6
GIG	118,471	33,544
GVDMA	1	-
GVIDM	100,693	4,537
HIBF	154,020	148,892
MCIF	3,218,269	2,589,669
MSBF	102	213
NVAMVX	949	483
NVBX	1,560,798	1,526,806
NVCCN1	297	1,081
NVCMA1	472	1,993
NVCMC1	86	248
NVCMD1	15	39
NVCRA1	-	7
NVMLG1	10,783	2,546
NVMMG1	177	51
NVOLG1	284	301
SAM5	8,752,583	6,915,946
SCF	276,809	110,928
SCGF	71	37
SCVF	1,624	824
TRF	30,108	2,002
AMCG	84	36
AMSRS	73,706	5,809
PMVAAA	2,768	1,343
PMVHYA	31,807	7,661
PMVLDA	10,623	12,519
PMVRRA	105,843	138,193
PMVTRA	262,497	215,169
ROCMC	101,635	76,161
TRBCGP	49,533	86,033
TREI2	14,884	6,715
TRLT1	1,755,547	1,273,962
TRMCG2	10,124	11,851
TRNAG1	208	319
VWEM	66,156	15,970
VWHA	31	146

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.10%			421	$55.84			$23,510	1.41%	-4.29%
2021	0.10%			426	58.34			24,855	0.83%	28.03%
2020	0.10%			431	45.57			19,641	1.20%	2.62%
2019	0.10%	to	0.25%	1,254	44.41	to	43.27	54,739	1.24%	23.79%	to	23.60%
2018	0.10%	to	0.25%	1,299	35.87	to	35.01	45,918	0.00%	-5.70%	to	-5.84%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2022	0.10%			25,417	9.46			240,383	4.69%	-13.70%
2021	0.20%			24,720	10.79			266,683	2.42%	10.86%
2020	0.20%			12,030	9.73			117,067	2.02%	2.26%
2019	0.20%			10,733	9.52			102,137	0.95%	16.90%
2018	0.20%			10,644	8.14			86,644	1.47%	-22.94%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.10%			11	46.93			516	0.00%	-20.89%
2021	0.10%			12	59.31			712	0.01%	24.65%
2020	0.10%			12	47.58			571	0.44%	20.88%
2019	0.10%			13	39.36			512	0.28%	31.33%
2018	0.25%			15	29.14			437	0.19%	-7.38%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2022	0.10%			2	45.00			90	0.00%	-28.18%
2021	0.10%			3	62.66			188	0.00%	11.04%
2020	0.10%			3	56.43			169	0.00%	42.31%
2019	0.10%			3	39.65			119	0.00%	35.43%
2018	0.25%			2	42.64			85	0.00%	-5.43%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.10%			39	25.33			988	1.49%	-24.83%
2021	0.10%			42	33.69			1,415	0.12%	8.64%
2020	0.10%			44	31.01			1,365	1.28%	25.75%
2019	0.10%	to	0.25%	37,640	24.66	to	23.94	901,431	0.87%	28.29%	to	28.10%
2018	0.10%	to	0.25%	39,599	19.22	to	18.69	740,276	0.00%	-15.31%	to	-15.43%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.10%			14,819	38.12			564,871	1.78%	-12.82%
2021	0.10%			14,941	43.72			653,288	1.08%	23.53%
2020	0.10%			15,053	35.40			532,828	1.94%	11.70%
2019	0.10%	to	0.25%	16,871	31.69	to	34.27	538,386	2.07%	23.83%	to	23.64%
2018	0.10%	to	0.25%	18,189	25.59	to	27.72	502,082	0.00%	-6.96%	to	-7.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.10%			5,231	34.64			181,225	2.25%	-1.29%
2021	0.10%			5,476	35.10			192,195	1.16%	23.08%
2020	0.10%			5,655	28.52			161,259	1.82%	1.11%
2019	0.25%			6,023	27.69			166,772	2.07%	28.83%
2018	0.25%			6,408	21.49			137,729	0.00%	-13.05%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.10%			546	51.27			27,995	0.00%	-32.44%
2021	0.10%			561	75.90			42,577	0.00%	23.04%
2020	0.10%			574	61.68			35,407	0.00%	49.70%
2019	0.10%	to	0.25%	1,004	41.20	to	40.13	40,749	0.00%	34.44%	to	34.24%
2018	0.10%	to	0.25%	1,028	30.65	to	29.89	30,964	0.00%	0.66%	to	0.51%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.10%			4,676	64.35			300,878	2.25%	0.44%
2021	0.10%			1,329	64.06			85,139	1.96%	24.38%
2020	0.10%			1,330	51.50			68,500	2.32%	0.88%
2019	0.10%			1,372	51.06			70,049	2.19%	26.91%
2018	0.25%			4,598	35.28			162,208	0.00%	-9.38%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2022	0.10%			16,292	41.73			679,927	0.32%	-30.01%
2021	0.10%			16,515	59.63			984,714	0.20%	21.87%
2020	0.10%			31,433	48.93			1,537,911	0.32%	51.93%
2019	0.25%			37,988	31.77			1,206,814	0.75%	30.45%
2018	0.25%			41,470	24.35			1,009,937	0.42%	-0.50%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2022	0.10%			12,087	13.44			162,403	1.75%	-20.86%
2021	0.20%			10,088	16.80			169,464	2.79%	-1.69%
2020	0.20%			5,021	17.09			85,798	0.67%	13.75%
2019	0.20%			5,066	15.02			76,106	1.40%	22.64%
2018	0.20%			5,675	12.25			69,518	1.56%	-13.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2022	0.10%			310	33.51			10,388	5.09%	-11.29%
2021	0.10%			335	37.77			12,654	5.13%	5.60%
2020	0.10%			354	35.77			12,663	5.41%	2.38%
2019	0.10%			380	34.94			13,277	4.90%	14.33%
2018	0.25%			416	29.82			12,405	4.70%	-3.57%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2022	0.10%			50	39.97			1,999	0.77%	-20.25%
2021	0.10%			54	50.12			2,707	1.32%	28.07%
2020	0.10%			57	39.14			2,231	0.94%	19.54%
2019	0.10%			62	32.74			2,030	1.24%	28.54%
2018	0.25%			67	24.95			1,672	1.31%	-5.60%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2022	0.10%			18,512	44.78			829,043	0.68%	-18.15%
2021	0.10%			18,662	54.71			1,021,047	0.44%	27.00%
2020	0.10%	to	0.25%	18,724	43.08	to	47.75	809,915	0.79%	23.57%	to	23.38%
2019	0.10%	to	0.25%	18,855	34.86	to	38.70	661,981	1.17%	35.96%	to	35.76%
2018	0.10%	to	0.25%	17,440	25.64	to	28.51	494,762	1.26%	-6.95%	to	-7.09%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.10%	to	0.25%	329,533	42.74	to	47.99	14,100,391	1.34%	-18.40%	to	-18.52%
2021	0.10%	to	0.25%	360,869	52.38	to	58.90	18,924,377	1.13%	28.28%	to	28.09%
2020	0.10%	to	0.25%	478,765	40.83	to	45.98	19,565,049	1.58%	17.89%	to	17.71%
2019	0.10%	to	0.25%	540,231	34.63	to	39.06	19,349,790	1.66%	31.05%	to	30.86%
2018	0.10%	to	0.25%	726,329	26.43	to	29.85	19,839,583	1.65%	-4.73%	to	-4.87%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.10%			186	31.95			5,942	0.53%	-22.95%
2021	0.10%			201	41.46			8,334	0.75%	26.87%
2020	0.10%			212	32.68			6,929	1.09%	24.02%
2019	0.10%			228	26.35			6,008	1.46%	34.22%
2018	0.25%			212	22.53			4,776	1.63%	-4.64%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.10%			58,437	51.43			3,005,533	0.93%	-16.73%
2021	0.10%			67,746	61.77			4,184,477	0.69%	26.02%
2020	0.10%			90,121	49.01			4,417,275	1.03%	10.53%
2019	0.10%	to	0.25%	95,468	44.35	to	43.19	4,157,684	0.92%	22.09%	to	21.91%
2018	0.20%	to	0.25%	109,525	35.72	to	35.43	3,910,850	0.85%	-9.16%	to	-9.20%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)
2022	0.10%			154,705	23.21			3,590,134	1.23%	-18.42%
2021	0.10%			162,814	28.45			4,631,505	1.33%	28.29%
2020	0.10%			169,432	22.17			3,756,996	2.79%	17.98%
2019	0.10%			141	18.79			2,650	1.80%	31.02%
2018	0.25%			152	14.24			2,165	1.93%	-4.97%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2018	0.25%			120	16.08			1,929	0.62%	-17.15%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.10%			29	24.49			710	2.60%	-9.37%
2021	0.10%			31	27.03			838	2.53%	-1.49%
2020	0.10%			33	27.44			905	2.75%	8.01%
2019	0.10%			35	25.40			889	2.94%	9.33%
2018	0.25%			39	22.56			880	0.01%	-0.84%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.10%			9,060	57.96			525,141	0.43%	-26.46%
2021	0.10%	to	0.20%	7,228	78.81	to	77.43	560,701	0.03%	27.58%	to	27.45%
2020	0.10%	to	0.20%	3,816	61.78	to	60.76	232,611	0.15%	30.30%	to	30.17%
2019	0.10%	to	0.25%	5,393	47.41	to	55.22	260,182	0.36%	31.32%	to	31.12%
2018	0.10%	to	0.25%	6,041	36.10	to	42.11	224,321	0.57%	-6.58%	to	-6.72%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.10%			757	42.83			32,426	1.77%	-5.18%
2021	0.10%			817	45.18			36,909	1.89%	24.70%
2020	0.10%			862	36.23			31,228	1.73%	6.44%
2019	0.10%			926	34.04			31,517	1.34%	27.20%
2018	0.25%			5,124	26.31			134,815	2.26%	-8.63%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2022	0.10%			9,452	44.60			421,514	0.00%	-38.27%
2021	0.10%			9,549	72.25			689,893	0.00%	11.72%
2020	0.10%	to	0.25%	9,587	64.67	to	69.51	623,155	0.01%	68.33%	to	68.07%
2019	0.10%	to	0.25%	9,747	38.42	to	41.35	379,169	0.05%	40.56%	to	40.35%
2018	0.10%	to	0.25%	10,394	27.33	to	29.47	303,184	0.11%	12.23%	to	12.06%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.10%			95,022	46.58			4,426,525	0.51%	-24.60%
2021	0.10%			95,549	61.78			5,903,162	0.00%	22.96%
2020	0.10%	to	0.25%	111,143	50.25	to	64.07	5,592,570	0.06%	43.61%	to	43.39%
2019	0.10%	to	0.25%	140,404	34.99	to	44.68	4,926,652	0.17%	34.05%	to	33.85%
2018	0.10%	to	0.25%	153,758	26.10	to	33.38	4,283,811	0.13%	-0.38%	to	-0.53%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2022	0.10%			284	22.27			6,325	4.93%	-11.65%
2021	0.10%			307	25.21			7,738	5.21%	4.39%
2020	0.10%			324	24.14			7,823	4.93%	2.55%
2019	0.10%			348	23.55			8,194	5.07%	14.80%
2018	0.25%			405	18.83			7,626	5.45%	-3.84%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.10%			5,318	17.05			90,697	1.82%	-13.11%
2021	0.10%			8,185	19.63			160,659	2.41%	-0.82%
2020	0.10%			4,534	19.79			89,734	1.99%	9.15%
2019	0.10%			1,441	18.13			26,130	2.61%	9.47%
2018	0.25%			1,574	16.23			25,543	2.38%	-0.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.10%			4,111	44.27			182,010	0.41%	-14.94%
2021	0.10%	to	0.20%	3,401	52.05	to	51.19	174,172	0.63%	25.38%	to	25.25%
2020	0.10%	to	0.20%	1,489	41.51	to	40.87	60,913	0.50%	17.92%	to	17.80%
2019	0.10%	to	0.20%	1,695	35.20	to	34.69	58,855	0.77%	23.22%	to	23.10%
2018	0.20%	to	0.25%	1,926	28.18	to	27.99	54,257	0.52%	-14.81%	to	-14.85%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.10%			2,466	25.28			62,329	0.99%	-24.66%
2021	0.10%			2,502	33.55			83,937	0.45%	19.45%
2020	0.10%	to	0.25%	2,592	28.08	to	26.72	71,097	0.41%	15.38%	to	15.21%
2019	0.10%	to	0.25%	855	24.34	to	23.19	20,244	1.36%	27.55%	to	27.35%
2018	0.10%	to	0.25%	1,824	19.08	to	18.21	33,757	1.12%	-14.97%	to	-15.10%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.10%			47	49.10			2,308	1.01%	-7.29%
2021	0.10%			50	52.96			2,648	1.44%	33.35%
2020	0.10%			53	39.72			2,105	1.21%	8.07%
2019	0.10%			57	36.75			2,095	1.57%	34.16%
2018	0.25%			62	26.72			1,657	0.86%	-17.54%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2022	0.10%			53,602	38.48			2,062,633	0.98%	-10.15%
2021	0.10%	to	0.20%	54,099	42.83	to	42.12	2,315,803	1.03%	25.24%	to	25.12%
2020	0.10%	to	0.20%	62,841	34.20	to	33.67	2,148,532	1.78%	5.08%	to	4.98%
2019	0.10%	to	0.25%	78,223	32.54	to	31.84	2,545,078	0.94%	26.22%	to	26.03%
2018	0.10%	to	0.25%	125,987	25.78	to	25.26	3,216,008	1.13%	-12.96%	to	-13.09%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.10%			85	24.36			2,071	3.08%	-7.70%
2021	0.10%			91	26.39			2,402	1.85%	4.05%
2020	0.10%			96	25.36			2,435	2.62%	-1.26%
2019	0.10%	to	0.25%	608	25.69	to	25.03	15,262	1.75%	12.42%	to	12.25%
2018	0.20%	to	0.25%	633	22.48	to	22.30	14,115	2.34%	-15.61%	to	-15.65%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2022	0.10%			562	63.99			35,964	0.68%	-10.08%
2021	0.10%			607	71.16			43,196	0.48%	30.82%
2020	0.10%			641	54.40			34,870	0.65%	8.29%
2019	0.10%			688	50.23			34,560	0.76%	31.40%
2018	0.25%			883	37.30			32,940	1.33%	-10.68%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2022	0.10%			94	30.68			2,884	1.70%	-18.39%
2021	0.10%			101	37.59			3,797	1.27%	5.78%
2020	0.10%			107	35.54			3,803	2.41%	13.88%
2019	0.10%			114	31.21			3,558	1.78%	28.44%
2018	0.25%			4,846	23.77			115,176	2.08%	-15.19%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.10%			168	41.00			6,889	0.00%	-31.05%
2021	0.10%			182	59.47			10,824	0.00%	18.98%
2020	0.10%			192	49.98			9,597	0.04%	40.55%
2019	0.10%			206	35.56			7,326	0.00%	39.22%
2018	0.25%			212	26.55			5,628	0.00%	-6.32%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2022	0.10%			20	40.08			802	1.47%	-20.21%
2021	0.10%			22	50.23			1,105	0.71%	27.44%
2020	0.10%			23	39.42			907	1.50%	13.83%
2019	0.10%			25	34.63			866	1.06%	31.95%
2018	0.25%			30	23.62			709	1.16%	-8.12%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2022	0.10%			16,694	41.59			694,369	0.00%	-30.85%
2021	0.10%			13,108	60.15			788,468	0.00%	22.45%
2020	0.10%			13,411	49.13			658,817	0.00%	36.45%
2019	0.10%			13,016	36.00			468,604	0.07%	36.06%
2018	0.25%			17,805	29.30			521,763	0.32%	-5.97%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.10%			15,141	35.99			544,917	0.00%	-31.83%
2021	0.10%			14,152	52.80			747,169	0.00%	15.37%
2020	0.10%			30,344	45.76			1,388,563	0.69%	27.51%
2019	0.10%	to	0.25%	37,492	35.89	to	34.84	1,306,931	0.88%	31.66%	to	31.46%
2018	0.25%			42,992	26.51			1,139,558	0.99%	-13.40%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.10%			7,578	29.56			223,987	0.00%	-30.86%
2021	0.10%			8,239	42.75			352,231	0.00%	16.24%
2020	0.10%			18,666	36.78			686,518	0.00%	48.85%
2019	0.25%			24,895	24.43			608,086	0.00%	37.60%
2018	0.25%			27,711	17.75			491,925	0.00%	-0.31%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2022	0.10%			986	28.86			28,454	0.88%	-24.99%
2021	0.10%			1,064	38.47			40,934	0.90%	43.54%
2020	0.10%			1,123	26.80			30,099	1.71%	-3.22%
2019	0.10%			1,205	27.70			33,373	1.57%	24.30%
2018	0.25%			1,316	21.83			28,726	0.00%	-5.81%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2022	0.10%			9,218	49.00			451,704	0.89%	-8.25%
2021	0.10%			11,406	53.41			609,178	0.98%	29.75%
2020	0.10%			17,944	41.16			738,595	1.53%	0.27%
2019	0.10%	to	0.25%	23,621	41.05	to	40.10	947,489	1.56%	26.63%	to	26.44%
2018	0.25%			26,493	31.71			840,132	0.94%	-12.06%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.10%			5,154	45.60			235,014	0.97%	-16.70%
2021	0.10%			5,293	54.74			289,741	0.67%	16.79%
2020	0.10%	to	0.25%	5,437	46.87	to	45.60	253,262	1.55%	13.92%	to	13.74%
2019	0.10%	to	0.25%	2,529	41.14	to	40.09	103,303	1.72%	22.15%	to	21.97%
2018	0.10%	to	0.25%	2,103	33.68	to	32.87	69,310	1.57%	0.33%	to	0.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.10%			579	41.61			24,095	0.05%	-33.79%
2021	0.10%			599	62.86			37,651	0.00%	22.48%
2020	0.10%			615	51.32			31,562	0.14%	38.90%
2019	0.10%	to	0.25%	1,644	36.95	to	35.86	59,733	0.02%	36.72%	to	36.51%
2018	0.10%	to	0.25%	2,676	27.03	to	26.27	70,963	1.05%	1.62%	to	1.46%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.10%			1,890	25.48			48,155	0.00%	-37.19%
2021	0.10%			2,039	40.56			82,707	0.11%	17.63%
2020	0.10%			2,153	34.48			74,243	0.00%	50.58%
2019	0.10%			2,311	22.90			52,924	0.41%	44.67%
2018	0.25%			2,543	15.39			39,127	1.07%	0.66%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.10%	to	0.25%	45,105	21.44	to	20.72	965,137	1.67%	-8.93%	to	-9.06%
2021	0.10%	to	0.25%	47,983	23.55	to	22.78	1,127,569	1.04%	13.17%	to	13.00%
2020	0.10%	to	0.25%	48,333	20.81	to	20.16	1,003,665	0.97%	15.91%	to	15.73%
2019	0.10%	to	0.25%	86,190	17.95	to	17.42	1,502,372	1.85%	26.58%	to	26.39%
2018	0.25%			88,866	13.78			1,224,900	1.67%	-15.35%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2018	0.25%			8,780	13.53			118,801	0.12%	-0.91%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.10%			3,197	11.14			35,615	3.35%	-15.20%
2021	0.20%			2,670	12.98			34,669	2.18%	5.26%
2020	0.20%			1,192	12.34			14,705	2.68%	-1.47%
2019	0.20%			1,446	12.52			18,105	0.86%	17.91%
2018	0.20%			1,263	10.62			13,412	1.46%	-18.72%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2018	0.25%			509	24.58			12,510	0.00%	3.18%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2022	0.10%			519	72.97			37,873	0.00%	-25.90%
2021	0.10%			526	98.48			51,802	0.00%	18.60%
2020	0.10%			532	83.04			44,175	0.00%	33.95%
2019	0.10%	to	0.25%	909	61.99	to	60.40	55,436	0.00%	36.25%	to	36.04%
2018	0.10%	to	0.25%	1,365	45.50	to	44.40	61,153	0.00%	-4.03%	to	-4.17%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.10%			30,057	12.71			382,094	4.41%	-12.89%
2021	0.10%			31,468	14.59			459,218	3.01%	3.17%
2020	0.10%			32,497	14.14			459,645	3.87%	7.20%
2019	0.25%			34,270	13.08			448,353	3.89%	13.07%
2018	0.25%			36,153	11.57			418,311	4.46%	-4.26%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2018	0.25%			-	19.27			1	0.92%	-15.25%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2018	0.25%			6,921	10.43			72,206	2.52%	-1.27%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	0.10%			10,518	13.00			136,754	2.06%	-17.88%
2021	0.10%			6,355	15.83			100,621	0.68%	11.16%
2020	0.10%			6,419	14.24			91,434	1.87%	12.60%
2019	0.10%			6,231	12.65			78,824	1.22%	27.54%
2018	0.10%			6,943	9.92			68,864	1.19%	-14.40%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2022	0.10%			58,236	21.24			1,236,853	0.86%	-16.29%
2021	0.10%			60,970	25.37			1,546,868	0.91%	29.05%
2020	0.10%			62,963	19.66			1,237,803	1.42%	14.95%
2019	0.25%			66,398	16.96			1,125,982	1.24%	28.55%
2018	0.25%			72,920	13.19			961,936	1.11%	-8.22%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.10%			33,702	28.46			959,109	1.15%	-6.24%
2021	0.10%			42,354	30.35			1,285,503	1.10%	25.03%
2020	0.10%			57,202	24.27			1,388,570	1.38%	3.12%
2019	0.10%	to	0.25%	61,128	23.54	to	23.11	1,414,943	1.91%	29.38%	to	29.18%
2018	0.10%	to	0.25%	68,527	18.20	to	17.89	1,227,703	1.32%	-10.45%	to	-10.58%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.10%			17,379	33.37			579,944	0.49%	-23.83%
2021	0.10%			17,498	43.81			766,580	0.10%	10.17%
2020	0.10%			36,465	39.77			1,450,100	0.77%	20.09%
2019	0.25%			42,186	32.59			1,374,834	1.52%	25.34%
2018	0.25%			55,150	26.00			1,433,975	0.93%	-9.95%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.10%			160	45.58			7,293	7.51%	-18.82%
2021	0.10%			173	56.14			9,713	5.10%	-2.12%
2020	0.10%			183	57.36			10,497	4.50%	5.44%
2019	0.10%			196	54.40			10,663	5.31%	14.14%
2018	0.25%			299	33.47			10,008	5.59%	-7.18%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2022	0.10%			14	27.09			379	0.00%	-63.00%
2021	0.10%			15	73.20			1,098	0.00%	-11.15%
2020	0.10%			15	82.39			1,236	0.00%	152.05%
2019	0.10%			17	32.69			556	0.00%	39.97%
2018	0.25%			18	22.71			409	0.00%	10.37%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	0.10%			882	61.20			53,979	1.26%	-27.13%
2021	0.10%	to	0.20%	992	83.98	to	63.14	62,948	2.31%	39.66%	to	39.52%
2020	0.10%	to	0.20%	530	60.13	to	45.25	24,164	2.79%	-16.93%	to	-17.02%
2019	0.10%	to	0.20%	674	72.39	to	54.53	36,989	1.88%	18.82%	to	18.70%
2018	0.20%	to	0.25%	723	45.94	to	47.69	33,248	2.33%	-7.90%	to	-7.95%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.10%			22	35.71			786	1.45%	-4.09%
2021	0.10%			23	37.23			856	1.28%	20.17%
2020	0.10%			25	30.98			775	1.75%	3.53%
2019	0.10%			26	29.93			778	1.83%	27.18%
2018	0.25%			27	24.87			671	1.79%	-7.49%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.10%	to	0.25%	8,542	19.87	to	20.18	170,319	1.88%	-12.64%	to	-12.77%
2021	0.10%	to	0.25%	25,494	22.74	to	23.13	517,045	1.87%	-2.18%	to	-2.33%
2020	0.10%	to	0.25%	14,955	23.25	to	23.69	319,245	2.58%	5.98%	to	5.82%
2019	0.10%	to	0.25%	12,018	21.94	to	22.38	245,013	1.62%	6.16%	to	6.00%
2018	0.20%	to	0.25%	24,117	17.82	to	21.12	490,408	2.24%	-0.25%	to	-0.30%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.10%			3	25.74			77	0.90%	-24.82%
2021	0.10%			3	34.24			103	3.96%	-7.37%
2020	0.10%			3	36.96			111	0.00%	13.19%
2019	0.10%	to	0.25%	26,895	32.66	to	31.73	853,265	2.45%	22.82%	to	22.64%
2018	0.25%			28,318	25.87			732,594	0.69%	-17.62%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.10%			32,534	21.47			698,529	3.74%	-14.21%
2021	0.10%			34,061	25.03			852,432	2.55%	12.55%
2020	0.10%			35,175	22.24			782,173	1.21%	7.84%
2019	0.10%	to	0.25%	37,857	20.62	to	20.03	758,393	2.69%	19.00%	to	18.82%
2018	0.25%			35,919	16.86			605,577	2.08%	-14.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2018	0.25%			-	24.57			2	1.54%	-7.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.10%			11,674	27.37			319,466	0.00%	-16.64%
2021	0.10%			11,820	32.83			388,013	0.19%	10.20%
2020	0.10%	to	0.25%	12,105	29.79	to	28.95	355,787	0.16%	10.23%	to	10.07%
2019	0.10%	to	0.25%	1,333	27.02	to	26.30	35,415	2.17%	17.63%	to	17.45%
2018	0.10%	to	0.25%	1,434	22.97	to	22.40	32,440	1.66%	-5.77%	to	-5.92%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.10%	to	0.25%	31,855	30.35	to	30.50	966,948	5.38%	-12.02%	to	-12.15%
2021	0.10%	to	0.25%	33,536	34.49	to	34.72	1,156,953	4.82%	4.86%	to	4.70%
2020	0.10%	to	0.25%	33,111	32.89	to	33.16	1,089,568	5.45%	5.91%	to	5.75%
2019	0.10%	to	0.25%	33,173	31.06	to	31.36	1,039,748	5.77%	14.63%	to	14.45%
2018	0.20%	to	0.25%	33,464	27.06	to	27.40	916,701	5.95%	-3.19%	to	-3.24%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.10%			85,128	80.17			6,824,922	1.14%	-13.48%
2021	0.10%			101,008	92.67			9,360,177	1.06%	24.13%
2020	0.10%			133,716	74.65			9,982,001	1.20%	13.00%
2019	0.10%	to	0.20%	196,513	66.06	to	47.86	9,487,398	1.24%	25.53%	to	25.40%
2018	0.10%	to	0.25%	233,975	52.63	to	49.43	9,013,393	1.28%	-11.47%	to	-11.61%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.10%			98	27.81			2,726	3.59%	-2.39%
2021	0.10%			105	28.50			2,992	5.47%	5.13%
2020	0.10%			111	27.10			3,009	3.43%	3.96%
2019	0.10%			119	26.07			3,103	4.80%	9.06%
2018	0.25%			131	23.15			3,033	2.73%	-2.59%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.10%			393	15.77			6,198	1.32%	-1.12%
2021	0.10%			424	15.95			6,762	1.36%	34.57%
2020	0.10%			446	11.85			5,286	1.31%	18.52%		*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.10%			624,162	10.57			6,594,506	2.41%	-13.47%
2021	0.10%			634,951	12.21			7,753,139	2.27%	-2.18%
2020	0.10%			479,419	12.48			5,984,254	2.35%	7.09%
2019	0.25%			449,920	11.56			5,199,875	2.99%	8.13%
2018	0.25%			312,315	10.69			3,338,264	2.53%	-0.61%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.10%			794	16.36			12,992	0.00%	-12.06%
2021	0.10%			856	18.61			15,927	0.21%	4.38%
2020	0.10%			904	17.83			16,114	0.25%	7.58%
2019	0.10%			970	16.57			16,072	2.57%	10.66%
2018	0.25%			1,053	14.76			15,539	2.29%	-2.75%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.10%			758	31.47			23,854	0.00%	-15.10%
2021	0.10%			818	37.07			30,319	0.24%	18.00%
2020	0.10%			863	31.41			27,108	1.09%	12.25%
2019	0.10%			927	27.98			25,941	2.94%	22.20%
2018	0.25%			1,006	22.57			22,706	2.10%	-9.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.10%			143	20.70			2,960	0.00%	-13.14%
2021	0.10%			155	23.83			3,694	0.25%	9.12%
2020	0.10%			163	21.84			3,560	0.56%	9.04%
2019	0.10%			175	20.03			3,505	2.69%	14.16%
2018	0.25%			190	17.29			3,285	2.28%	-4.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.10%			18	25.78			464	0.00%	-14.17%
2021	0.10%			20	30.04			601	0.27%	13.52%
2020	0.10%			21	26.46			556	0.84%	10.66%
2019	0.10%			22	23.91			526	2.83%	18.20%
2018	0.25%			24	19.94			479	2.16%	-7.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.10%			3	35.32			106	0.00%	-15.32%
2021	0.10%			3	41.71			125	0.19%	20.07%
2020	0.10%			3	34.74			104	1.14%	12.63%
2019	0.10%			3	30.85			93	2.92%	24.02%
2018	0.25%			3	24.51			74	1.93%	-10.95%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.10%			956	44.00			42,064	5.17%	-12.58%
2021	0.10%			1,010	50.33			50,833	0.00%	40.31%
2020	0.10%			1,051	35.87			37,700	0.00%	29.96%
2019	0.10%			759	27.60			20,949	1.48%	30.40%
2018	0.10%	to	0.25%	3,544	21.17	to	20.83	74,159	0.90%	-3.17%	to	-3.32%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.10%			21	26.35			553	0.00%	-37.67%
2021	0.10%			23	42.27			972	0.12%	-4.80%
2020	0.10%			24	44.40			1,066	0.00%	60.74%
2019	0.10%			26	27.62			718	0.00%	37.12%
2018	0.25%			28	19.83			555	0.00%	-7.08%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.10%			162	21.53			3,487	0.86%	-22.18%
2021	0.10%			175	27.66			4,841	0.49%	30.11%
2020	0.10%			185	21.26			3,933	0.77%	18.78%
2019	0.10%	to	0.25%	4,276	17.90	to	17.80	76,283	3.42%	37.48%	to	37.27%
2018	0.25%			213	12.97			2,762	0.06%	-1.52%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2018	0.25%			-	13.58			1	0.00%	1.14%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2022	0.10%	to	0.25%	8,377,164	12.13	to	11.76	101,566,603	1.32%	1.23%	to	1.08%
2021	0.10%	to	0.25%	8,327,142	11.98	to	11.64	99,730,008	0.00%	-0.10%	to	-0.25%
2020	0.10%	to	0.25%	7,558,764	11.99	to	11.67	90,616,989	0.26%	0.16%	to	0.01%
2019	0.10%	to	0.25%	7,498,692	11.97	to	11.67	88,973,941	1.81%	1.73%	to	1.58%
2018	0.10%	to	0.25%	7,455,119	11.77	to	11.48	86,698,579	1.42%	1.34%	to	1.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.10%			9,598	83.25			799,060	0.45%	-18.85%
2021	0.10%			9,940	102.59			1,019,732	0.00%	30.71%
2020	0.10%			16,787	78.49			1,317,588	0.02%	22.57%
2019	0.10%	to	0.25%	22,870	64.04	to	54.63	1,256,924	0.07%	25.52%	to	25.33%
2018	0.10%	to	0.25%	24,425	51.02	to	43.58	1,068,846	0.01%	-12.72%	to	-12.85%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.10%			9	49.14			442	0.00%	-30.43%
2021	0.10%			9	70.64			636	0.00%	10.20%
2020	0.10%			10	64.11			641	0.00%	40.75%
2019	0.10%			10	45.55			455	0.00%	35.58%
2018	0.25%			12	32.62			391	0.00%	-8.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.10%			121	81.04			9,805	0.33%	-13.00%
2021	0.10%			130	93.15			12,109	0.00%	31.91%
2020	0.10%			138	70.61			9,745	0.08%	5.05%
2019	0.10%			148	67.22			9,949	1.06%	18.88%
2018	0.25%			199	44.87			8,930	0.67%	-17.16%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.10%			6,292	41.12			258,711	1.19%	-8.54%
2021	0.10%			6,334	44.95			284,741	0.79%	21.76%
2020	0.10%			6,375	36.92			235,368	1.18%	10.24%
2019	0.10%			6,419	33.49			214,970	1.19%	29.18%
2018	0.25%			6,449	26.05			167,978	1.11%	-0.25%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.10%			8	51.86			415	0.00%	-28.80%
2021	0.10%			9	72.84			656	0.00%	12.88%
2020	0.10%			9	64.53			581	0.00%	39.84%
2019	0.10%			10	46.14			461	0.00%	32.62%
2018	0.25%			10	37.33			373	0.00%	-6.64%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.10%			53,899	13.12			707,305	0.44%	-18.53%
2021	0.10%			54,260	16.11			874,028	0.38%	23.35%
2020	0.10%			54,609	13.06			713,114	0.63%	19.44%
2019	0.10%			54,990	10.93			601,200	0.41%	9.33%		*	***
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.10%			652	24.79			16,161	7.72%	-11.93%
2021	0.10%			703	28.14			19,786	11.09%	16.12%
2020	0.10%			743	24.24			18,009	5.02%	7.90%
2019	0.10%			797	22.46			17,903	2.94%	11.78%
2018	0.25%			871	19.66			17,122	3.18%	-5.64%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	0.10%			24,811	11.03			273,590	5.06%	-10.38%
2021	0.10%			23,849	12.30			293,447	4.46%	3.54%
2020	0.10%			21,332	11.88			253,497	4.81%	5.61%
2019	0.10%			19,969	11.25			224,689	3.66%	14.61%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.10%	to	0.25%	40,050	15.56	to	15.09	621,248	1.67%	-5.85%	to	-5.99%
2021	0.10%	to	0.25%	40,862	16.52	to	16.05	672,215	0.52%	-1.03%	to	-1.17%
2020	0.10%	to	0.25%	46,839	16.69	to	16.24	777,861	1.17%	2.89%	to	2.73%
2019	0.10%	to	0.25%	37,423	16.22	to	15.81	605,387	2.77%	3.92%	to	3.77%
2018	0.20%	to	0.25%	36,229	15.36	to	15.23	551,901	1.91%	0.14%	to	0.09%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.10%			13,756	21.66			297,957	6.91%	-11.98%
2021	0.10%			16,288	24.61			400,807	4.87%	5.44%
2020	0.10%			32,360	23.34			755,205	1.38%	11.60%
2019	0.10%	to	0.25%	35,365	20.91	to	20.37	720,682	1.71%	8.33%	to	8.16%
2018	0.25%			123,552	18.84			2,327,174	2.46%	-2.46%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.10%	to	0.25%	243,858	20.75	to	20.13	5,057,734	2.61%	-14.39%	to	-14.52%
2021	0.10%	to	0.25%	248,126	24.24	to	23.54	6,009,919	1.83%	-1.36%	to	-1.51%
2020	0.10%	to	0.25%	247,480	24.57	to	23.90	6,076,401	2.07%	8.53%	to	8.37%
2019	0.10%	to	0.25%	171,990	22.64	to	22.06	3,884,109	3.01%	8.25%	to	8.08%
2018	0.10%	to	0.25%	31,999	20.92	to	20.41	659,550	2.57%	-0.64%	to	-0.79%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	0.10%	to	0.25%	1,967	45.50	to	44.13	89,177	0.00%	-22.51%	to	-22.63%
2021	0.10%	to	0.25%	2,097	58.71	to	57.04	120,657	0.00%	29.85%	to	29.65%
2020	0.10%	to	0.25%	1,289	45.22	to	43.99	57,147	0.00%	23.67%	to	23.48%
2019	0.10%	to	0.25%	2,056	36.56	to	35.62	73,710	0.00%	19.43%	to	19.25%
2018	0.20%	to	0.25%	2,292	30.12	to	29.87	68,814	0.00%	-9.23%	to	-9.27%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2022	0.10%			9,033	30.34			274,062	0.00%	-38.56%
2021	0.10%			10,076	49.38			497,597	0.00%	17.50%
2020	0.10%			16,717	42.03			702,581	0.00%	34.14%
2019	0.10%			18,716	31.33			586,377	0.00%	29.76%
2018	0.25%			2,517	23.92			60,214	0.00%	1.66%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2022	0.10%	to	0.25%	4,655	47.01	to	45.60	215,810	1.66%	-3.68%	to	-3.83%
2021	0.10%	to	0.25%	4,828	48.81	to	47.42	230,806	1.38%	25.09%	to	24.90%
2020	0.10%	to	0.25%	4,971	39.02	to	37.96	189,239	2.25%	0.86%	to	0.70%
2019	0.10%	to	0.25%	2,533	38.69	to	37.70	96,048	2.08%	25.92%	to	25.73%
2018	0.20%	to	0.25%	2,656	30.23	to	29.98	79,643	1.75%	-9.87%	to	-9.92%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2022	0.10%			461,664	11.22			5,177,646	1.95%	-4.62%
2021	0.10%			428,858	11.76			5,042,728	1.30%	0.04%
2020	0.10%			285,870	11.75			3,360,221	1.95%	4.60%
2019	0.25%			215,994	11.09			2,394,371	2.38%	4.09%
2018	0.25%			240,929	10.65			2,565,797	2.03%	0.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2022	0.10%			3,439	88.08			302,913	0.00%	-22.83%
2021	0.10%			3,566	114.14			407,010	0.00%	14.45%
2020	0.10%	to	0.25%	3,671	99.72	to	97.02	364,975	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	4,216	80.85	to	78.77	334,175	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	5,004	61.79	to	60.29	302,816	0.00%	-2.40%	to	-2.54%
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2022	0.10%			53	69.99			3,709	0.00%	-21.59%
2021	0.10%			58	89.26			5,177	0.00%	20.68%
2020	0.10%			61	73.96			4,512	0.00%	44.23%
2019	0.10%			65	51.28			3,333	0.41%	34.79%
2018	0.25%			71	37.22			2,642	0.16%	0.90%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.10%			6,418	49.97			320,709	0.28%	-24.45%
2021	0.10%			6,729	66.14			445,066	0.92%	-11.96%
2020	0.10%			6,957	75.12			522,635	1.01%	17.13%
2019	0.10%	to	0.25%	39,293	64.14	to	43.63	1,722,192	0.43%	30.46%	to	30.27%
2018	0.25%			37,949	33.50			1,271,119	0.28%	-23.68%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.10%			34	53.81			1,830	1.65%	8.29%
2021	0.10%			36	49.69			1,789	0.43%	18.80%
2020	0.10%			38	41.83			1,589	0.93%	18.99%
2019	0.10%			41	35.15			1,441	0.00%	11.76%
2018	0.25%			64	21.55			1,379	0.00%	-28.46%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2022 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

The Company and Harleysville Life Insurance Company merged effective January 1, 2022 with the Company as the survivor. As discussed in Note 2 to the financial statements, accounting practices prescribed or permitted by the Department require the financial statements be revised to reflect the merger as of December 31, 2021 and for the years ended December 31, 2021 and 2020. Our opinions on the financial statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020 are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2023

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	(As Adjusted) 2021

Admitted assets
Invested assets
Bonds	$31,432,663	$28,432,342
Stocks	55,156	57,531
Mortgage loans, net of allowance	8,259,975	7,281,440
Policy loans	216,001	168,293
Derivative assets	739,540	562,906
Cash, cash equivalents and short-term investments	1,255,717	2,282,629
Securities lending collateral assets	94,402	80,863
Other invested assets	1,156,885	739,316
Total invested assets	$43,210,339	$39,605,320
Accrued investment income	343,462	284,944
Deferred federal income tax assets, net	149,831	205,625
Corporate-owned life insurance	500,076	—
Other assets	238,587	112,670
Separate account assets	3,495,646	2,816,011
Total admitted assets	$47,937,941	$43,024,570

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$38,246,074	$33,741,371
Short-term debt	—	80,000
Asset valuation reserve	521,392	382,040
Funds held under coinsurance	1,348,177	1,342,173
Current federal income taxes payable	28,353	94,758
Securities lending payable	94,044	80,860
Payable for securities	708,640	1,678,516
Other liabilities	336,328	330,915
Accrued transfers from separate accounts	(83,763)	(136,479)
Separate account liabilities	3,495,646	2,816,011
Total liabilities	$44,694,891	$40,410,165

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	4,758,997	3,958,997
Unassigned deficit	(1,518,587)	(1,347,232)
Total capital and surplus	$3,243,050	$2,614,405
Total liabilities, capital and surplus	$47,937,941	$43,024,570

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Revenues
Premiums and annuity considerations	$7,282,012	$5,270,133	$4,641,247
Net investment income	1,554,554	2,247,186	1,188,516
Reserve adjustment on reinsurance ceded	(157,580)	(147,313)	(166,450)
Other revenues	297,661	266,743	268,835
Total revenues	$8,976,647	$7,636,749	$5,932,148

Benefits and expenses
Benefits to policyholders and beneficiaries	$2,096,787	$2,461,578	$1,629,525
Increase in reserves for future policy benefits and claims	4,312,049	3,425,941	3,159,389
Net transfers to separate accounts	1,104,375	440,879	87,152
Commissions	824,812	725,266	592,589
Other expenses	498,316	490,294	445,420
Total benefits and expenses	$8,836,339	$7,543,958	$5,914,075

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$140,308	$92,791	$18,073
Federal income tax expense (benefit)	5,150	61,472	(37,897)

Income before net realized capital (losses) gains on investments	$135,158	$31,319	$55,970
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $8,246, $25,246 and $(4,324) in 2022, 2021 and 2020, respectively and excluding $(12,080), $(5,411) and $(855) of net realized capital losses transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(38,572)	(25,268)	45,954
Net income	$96,586	$6,051	$101,924

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands) (As Adjusted)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$2,640	$3,058,997	$(790,877)	$2,270,760

Change in reserve on account of change in valuation basis	-	-	1,367	1,367
Cumulative effect of change in accounting principle	-	-	28,703	28,703
Balance as of January 1, 2020	$2,640	$3,058,997	$(760,807)	$2,300,830

Capital contribution from Nationwide Life Insurance Company	-	500,000	-	500,000
Net income	-	-	101,924	101,924
Change in asset valuation reserve	-	-	(36,529)	(36,529)
Change in deferred income taxes	-	-	(41,374)	(41,374)
Change in nonadmitted assets	-	-	(35,539)	(35,539)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($76,734)	-	-	(284,879)	(284,879)
Other, net	-	-	(32,819)	(32,819)
Balance as of December 31, 2020	$2,640	$3,558,997	$(1,090,023)	$2,471,614

Change in reserve on account of change in valuation basis[1]	-	-	547,646	547,646
Cumulative effect of change in accounting principle[1]	-	-	(663,141)	(663,141)
Correction of error (see Note 2)	-	-	46,112	46,112
Balance as of January 1, 2021	$2,640	$3,558,997	$(1,159,406)	$2,402,231

Capital contribution from Nationwide Life Insurance Company	-	400,000	-	400,000
Net income	-	-	6,051	6,051
Change in asset valuation reserve	-	-	(136,100)	(136,100)
Change in deferred income taxes[1]	-	-	(38,373)	(38,373)
Change in nonadmitted assets	-	-	(33,323)	(33,323)
Change in net unrealized capital gains and losses, net of tax expense of $11,863	-	-	47,668	47,668
Other, net	-	-	(33,749)	(33,749)
Balance as of December 31, 2021	$2,640	$3,958,997	$(1,347,232)	$2,614,405

Cumulative effect of change in accounting principle	-	-	12,639	12,639
Correction of errors (see Note 2)	-	-	5,686	5,686
Balance as of January 1, 2022	$2,640	$3,958,997	$(1,328,907)	$2,632,730

Capital contribution from Nationwide Life Insurance Company	-	800,000	-	800,000
Net income	-	-	96,586	96,586
Change in asset valuation reserve	-	-	(139,353)	(139,353)
Change in deferred income taxes	-	-	1,342	1,342
Change in nonadmitted assets	-	-	(66,003)	(66,003)
Change in liability for reinsurance in unauthorized companies	-	-	(85,709)	(85,709)
Change in net unrealized capital gains and losses, net of tax expense of $9,368	-	-	38,078	38,078
Other, net	-	-	(34,621)	(34,621)
Balance as of December 31, 2022	$2,640	$4,758,997	$(1,518,587)	$3,243,050
1

Effective January 1, 2021, the Company elected to apply Ohio Administrative Code 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($230,712) was comprised of $547,646 in change in reserve on account of change in valuation basis, ($663,352) in cumulative effect of change in accounting principle and ($115,006) in change in net deferred income tax.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Cash flows from operating activities
Premiums collected, net of reinsurance	$7,291,127	$5,273,220	$4,561,541
Net investment income	1,525,787	2,247,445	1,190,205
Other revenue	298,267	307,951	422,549
Policy benefits and claims paid	(2,227,674)	(2,640,218)	(1,766,002)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,307,002)	(1,202,987)	(1,041,433)
Net transfers to separate accounts	(1,051,659)	(448,746)	(84,434)
Policyholders’ dividends paid	(739)	(568)	(629)
Federal income taxes (paid) recovered	(81,202)	45,609	(126,877)
Net cash provided by operating activities	$4,446,905	$3,581,706	$3,154,920

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$1,460,949	$2,511,947	$1,209,914
Stocks	7,541	3,835	1,400
Mortgage loans	616,290	364,195	154,902
Other invested assets and other	64,332	607,929	57,723
Investment proceeds	$2,149,112	$3,487,906	$1,423,939
Cost of investments acquired
Bonds	$(4,644,974)	$(5,930,623)	$(3,759,555)
Stocks	(7,376)	(16,204)	(3,918)
Mortgage loans	(1,596,148)	(1,016,431)	(1,104,699)
Derivative assets	(45,071)	(134,994)	(124,669)
Other invested assets and other	(1,430,832)	(360,770)	(434,175)
Investments acquired	$(7,724,401)	$(7,459,022)	$(5,427,016)
Net increase in policy loans	(47,715)	(22,166)	(13,121)
Net cash used in investing activities	$(5,623,004)	$(3,993,282)	$(4,016,198)

Cash flows from financing activities and miscellaneous sources
Capital contributions from Nationwide Life Insurance Company	$800,000	$400,000	$500,000
Net change in short-term debt	(80,000)	80,000	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	157,705	369,990	14,839
Purchase of corporate-owned life insurance	(500,000)	-	-
Other cash (used) provided	(228,518)	121,705	208,682
Net cash provided by financing activities and miscellaneous sources	$149,187	$971,695	$723,521

Net (decrease) increase in cash, cash equivalents and short-term investments	$(1,026,912)	$560,119	$(137,757)
Cash, cash equivalents and short-term investments at beginning of year	2,282,629	1,722,510	1,860,267
Cash, cash equivalents and short-term investments at end of year	$1,255,717	$2,282,629	$1,722,510
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$366,753	$531,254	$556,614

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product and is an Ohio limited liability company. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into the Company, with the Company continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into the Company’s additional paid-in capital and unassigned deficit. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2021 and 2020, have been adjusted to reflect this merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Effective January 1, 2021, the Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed and permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	2022	December 31, 2021	2020

Net Income
Statutory Net Income			OH	$97,207	$6,051	$101,924
State Prescribed practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(17,300)	(100,862)	-
Reserves for indexed annuities	51	4	OH	707,375	(249,704)	-
Tax impact	101	4	OH	(144,916)	188,624	-

NAIC SAP				$642,366	$(155,891)	$101,924

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed and permitted practice is shown below:

				As of December 31,
(in thousands)	SSAP #	F/S Page	State of Domicile	2022	2021

Capital and Surplus
Statutory Capital and Surplus			OH	$3,243,050	$2,614,405
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(203,337)	1,143,929
Reserves for indexed annuities	51	3,4	OH	(89,975)	(797,350)
Tax impact	101	2,4	OH	61,596	(72,782)
State Permitted Practice
Subsidiary valuation - Olentangy	20	2	VT	(67,000)	(67,000)

NAIC SAP				$2,944,334	$2,821,202

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.
Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For certain universal life and variable universal life contracts issued in 2017 and after the Company has calculated its reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 group annuity mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company calculated its reserves for variable annuity products under Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0%, and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, real estate partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Investment in subsidiaries. The investment in the Company’s wholly-owned admitted subsidiary, Olentangy, and the Company’s wholly-owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes corporate-owned life insurance, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Corporate-owned life insurance:
Variable life insurance[1]	$500,076	$-
Total corporate-owned life insurance	$500,076	$-

1	The investments underlying the variable life insurance policies are 10% bonds and 90% cash and short-term investments as of December 31, 2022.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Correction of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $13,900 and $12,639 as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $778,358, total liabilities decreased $547,646 and capital and surplus decreased $230,712, which included a $663,352 increase to unassigned deficit from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $1,367.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP 101. Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $27,722 and $28,703 as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an understatement of net income of $21,730, an understatement of total surplus of $45,093, an understatement of total assets of $43,811 and an overstatement of total liabilities of $1,282 as of and for the year ended December 31, 2021. The error resulted in an understatement of net income of $16,095 and an understatement of total surplus of $16,095 as of and for the year ended December 31, 2020. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45,093, an increase to total assets of $43,811 and a decrease to total liabilities of $1,282 as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above, and through 2021. The error resulted in an overstatement of net income, an overstatement of total surplus and an understatement of total liabilities of $39,407 as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39,407 as of January 1, 2022.

During 2021, the Company identified and corrected an error within the indexed universal life principle-based reserving calculation related to the mortality assumption for substandard risk policies. This resulted in an understatement of net income of $32,710 for the year ended December 31, 2020 and overstatement of total liabilities and understatement of surplus of $46,112 as of December 31, 2020. In accordance with SSAP No. 3, the total prior period correction was recorded as an increase to unassigned deficit and decrease to total liabilities of $46,112 as of January 1, 2021.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $211 as of January 1, 2021 as cumulative effect of change in accounting principle.

Reconciliation to Annual Statement

Subsequent to the HLIC 2021 Annual Statement filing, an error was identified in HLIC’s tax reserve calculation as of December 31, 2021. The cumulative impact to the NLAIC post-merger Annual Statement was a $621 overstatement to net income for the year ended December 31, 2022, and a $101 overstatement of net admitted assets, a $621 overstatement to total liabilities and an understatement of total surplus by $519, including a $621 understatement to net income as of and for the year ended December 31, 2021. The impacts identified have been adjusted on the statutory statements of admitted assets, liabilities, capital and surplus, statutory statement of operations and statutory statements of changes in capital and surplus as of and for the years ended December 31, 2022 and 2021.

Subsequent Events

The Company evaluated subsequent events through April 11, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$24,568,689	$-	$24,568,689	89%
At book value less current surrender charge of 5% or more	832,533	-	832,533	3%
At fair value	6,071	250,903	256,974	1%
Total with market value adjustment or at fair value	$25,407,293	$250,903	$25,658,196	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,045,589	-	2,045,589	7%
Not subject to discretionary withdrawal	22,448	219	22,667	0%
Total, gross	$27,475,330	$251,122	$27,726,452	100%
Less: Reinsurance ceded	(1,458,653)	-	(1,458,653)
Total, net	$26,016,677	$251,122	$26,267,799
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$311,051	$-	$311,051

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$21,719,772	$-	$21,719,772	87%
At book value less current surrender charge of 5% or more	750,676	-	750,676	3%
At fair value	6,116	331,122	337,238	1%
Total with market value adjustment or at fair value	$22,476,564	$331,122	$22,807,686	91%
At book value without adjustment
(minimal or no charge or adjustment)	2,115,325	-	2,115,325	9%
Not subject to discretionary withdrawal	24,606	376	24,982	0%
Total, gross	$24,616,495	$331,498	$24,947,993	100%
Less: Reinsurance ceded	(1,294,491)	-	(1,294,491)
Total, net	$23,322,004	$331,498	$23,653,502
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$344,179	$-	$344,179
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	-	-	-	0%
At fair value	-	-	56,067	56,067	3%
Total with market value adjustment or	$-	$-	$56,067	$56,067	3%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	11,002	-	-	11,002	1%
Not subject to discretionary withdrawal	260,040	1,343,718	-	1,603,758	96%
Total, gross	$271,042	$1,343,718	$56,067	$1,670,827	100%
Less: Reinsurance ceded	(145)	-	-	(145)
Total, net	$270,897	$1,343,718	$56,067	$1,670,682

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	$-	0%
At fair value	-	-	78,778	78,778	12%
Total with market value adjustment or	$-	$-	$78,778	$78,778	12%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	12,564	-	-	12,564	2%
Not subject to discretionary withdrawal	198,095	343,980	-	542,075	86%
Total, gross	$210,659	$343,980	$78,778	$633,417	100%
Less: Reinsurance ceded	(167)	-	-	(167)
Total, net	$210,492	$343,980	$78,778	$633,250

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	44,801	-	44,801	7%
Not subject to discretionary withdrawal	570,402	33	570,435	93%
Total, gross	$615,203	$33	$615,236	100%
Less: Reinsurance ceded	-	-	-
Total, net	$615,203	$33	$615,236

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	38,536	-	38,536	8%
Not subject to discretionary withdrawal	418,962	89	419,051	92%
Total, gross	$457,498	$89	$457,587	100%
Less: Reinsurance ceded	-	-	-
Total, net	$457,498	$89	$457,587

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$26,278,966	$23,523,639
Supplemental contracts with life contingencies, net	8,608	8,857
Deposit-type contracts	615,203	457,498
Subtotal	$26,902,777	$23,989,994
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$1,650,907	$754,256
Other contract deposit funds	33	89
Subtotal	$1,650,940	$754,345
Total annuity actuarial reserves and deposit fund liabilities, net	$28,553,717	$24,744,339

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,698	$18,020	$-	$-	$-
Universal life	342,861	334,131	366,369	-	-	-
Universal life with secondary guarantees	2,607,538	2,152,953	6,536,577	-	-	-
Indexed universal life with secondary guarantees	5,122,200	3,830,946	4,537,491	-	-	-
Other permanent cash value life insurance	-	175,823	273,669	-	-	-
Variable life	250,602	224,973	490,412	1,904,967	1,752,319	1,713,129
Subtotal	$8,323,201	$6,735,524	$12,222,538	$1,904,967	$1,752,319	$1,713,129
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,277,284	-	-	-
Accidental death benefits	-	-	100	-	-	-
Disability - active lives	-	-	55,616	-	-	-
Disability - disabled lives	-	-	44,814	-	-	-
Miscellaneous reserves	-	-	225,996	-	-	-
Total, gross	$8,323,201	$6,735,524	$13,826,348	$1,904,967	$1,752,319	$1,713,129
Less: reinsurance ceded	(439,886)	(378,646)	(2,513,702)	-	-	-
Total, net	$7,883,315	$6,356,878	$11,312,646	$1,904,967	$1,752,319	$1,713,129

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,574	$18,198	$-	$-	$-
Universal life	342,936	335,790	360,130	-	-	-
Universal life with secondary guarantees	2,468,241	1,966,056	5,832,954	-	-	-
Indexed universal life with secondary guarantees	4,086,931	3,084,033	3,697,372	-	-	-
Other permanent cash value life insurance	-	139,915	250,952	-	-	-
Variable life	216,369	196,831	452,589	2,059,762	1,920,760	1,920,854
Subtotal	$7,114,477	$5,739,199	$10,612,195	$2,059,762	$1,920,760	$1,920,854
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,265,923	-	-	-
Accidental death benefits	-	-	94	-	-	-
Disability - active lives	-	-	49,881	-	-	-
Disability - disabled lives	-	-	48,653	-	-	-
Miscellaneous reserves	-	-	233,693	-	-	-
Total, gross	$7,114,477	$5,739,199	$12,210,439	$2,059,762	$1,920,760	$1,920,854
Less: reinsurance ceded	(464,307)	(390,332)	(2,491,100)	-	-	-
Total, net	$6,650,170	$5,348,867	$9,719,339	$2,059,762	$1,920,760	$1,920,854

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Life insurance, net	$11,075,233	$9,479,820
Accidental death benefits, net	100	93
Disability - active lives, net	54,356	48,572
Disability - disabled lives, net	43,733	47,231
Miscellaneous reserves, net	139,224	143,623
Subtotal	$11,312,646	$9,719,339
Separate accounts annual statement:
Life insurance	$1,713,129	$1,920,854
Subtotal	$1,713,129	$1,920,854
Total life actuarial reserves, net	$13,025,775	$11,640,193

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$307,336	$-	$410,540	$-
Life insurance	1,865,361	-	2,059,713	-
Pension risk transfer group annuities	1,322,948	-	345,758	-
Total	$3,495,645	$-	$2,816,011	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$296	$338
2021	$80	$403
2020	$132	$371
2019	$107	$388
2018	$147	$417

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$976,449	$240,856	$1,217,305
Reserves
For accounts with assets at:
Fair value	$-	$2,020,351	$2,020,351
Amortized cost	1,343,718	-	1,343,718
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
By withdrawal characteristics:
At fair value	$-	$2,020,099	$2,020,099
Subtotal	$-	$2,020,099	$2,020,099
Not subject to discretionary withdrawal	1,343,718	252	1,343,970
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
1

The total reserves balance does not equal the liabilities related to separate accounts of $3,495,645 in the statutory statements of admitted assets, liabilities, capital and surplus by $131,576, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$324,741	$203,365	$528,106
Reserves
For accounts with assets at:
Fair value	$-	$2,331,219	$2,331,219
Amortized cost	343,980	-	343,980
Total reserves[1]	$343,980	$2,331,219	$2,675,199
By withdrawal characteristics:
At fair value	$-	$2,330,753	$2,330,753
Subtotal	$-	$2,330,753	$2,330,753
Not subject to discretionary withdrawal	343,980	466	344,446
Total reserves[1]	$343,980	$2,331,219	$2,675,199
1

The total reserves balance does not equal the liabilities related to separate accounts of $2,816,011 in the statutory statements of admitted assets, liabilities, capital and surplus by $140,812, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,217,304	$528,106	$155,564
Transfers from separate accounts	(120,881)	(94,724)	(74,554)
Net transfers to separate accounts	$1,096,423	$433,382	$81,010
Reconciling adjustments:
Exchange accounts offsetting in the general account	7,857	8,117	6,274
Other miscellaneous adjustments not included in the general account balance	95	(620)	(132)
Net transfers as reported in the statutory statements of operations	$1,104,375	$440,879	$87,152

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1,370	$-	$86	$1,284
States, territories and possessions	433,917	1,268	48,044	387,141
Political subdivisions	206,757	56	29,881	176,932
Special revenues	1,654,469	5,675	214,796	1,445,348
Industrial and miscellaneous	26,188,117	31,880	3,174,411	23,045,586
Loan-backed and structured securities	2,948,033	3,977	186,492	2,765,518
Total bonds	$31,432,663	$42,856	$3,653,710	$27,821,809
Common stocks unaffiliated	52,616	-	-	52,616
Preferred stocks unaffiliated	2,540	-	-	2,540
Total unaffiliated stocks	$55,156	$-	$-	$55,156
Total bonds and unaffiliated stocks	$31,487,819	$42,856	$3,653,710	$27,876,965

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$21,550	$265	$19	$21,796
States, territories and possessions	295,219	21,733	1,357	315,595
Political subdivisions	176,021	20,659	-	196,680
Special revenues	1,520,065	199,556	1,477	1,718,144
Industrial and miscellaneous	23,940,226	2,058,642	80,057	25,918,811
Loan-backed and structured securities	2,479,261	81,624	10,802	2,550,083
Total bonds	$28,432,342	$2,382,479	$93,712	$30,721,109
Common stocks unaffiliated	54,514	-	-	54,514
Preferred stocks unaffiliated	3,017	-	-	3,017
Total unaffiliated stocks	$57,531	$-	$-	$57,531
Total bonds and unaffiliated stocks	$28,489,873	$2,382,479	$93,712	$30,778,640

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $9,233 and $9,241 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$375,927	$371,277
Due after one year through five years	6,463,817	6,126,419
Due after five years through ten years	10,400,536	9,236,296
Due after ten years	11,244,350	9,322,299
Total bonds excluding loan-backed and structured securities	$28,484,630	$25,056,291
Loan-backed and structured securities	2,948,033	2,765,518
Total bonds	$31,432,663	$27,821,809

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1,284	$86	$-	$-	$1,284	$86
States, territories and possessions	254,503	37,242	46,996	10,532	301,499	47,774
Political subdivisions	147,435	23,322	-	-	147,435	23,322
Special revenues	1,281,653	200,313	30,684	12,053	1,312,337	212,366
Industrial and miscellaneous	19,685,332	2,570,441	2,481,732	747,474	22,167,064	3,317,915
Loan-backed and structured securities	1,766,422	122,839	823,509	63,811	2,589,931	186,650
Total bonds	$23,136,629	$2,954,243	$3,382,921	$833,870	$26,519,550	$3,788,113
Common stocks unaffiliated	-	-	7,574	2,426	7,574	2,426
Total bonds and unaffiliated stocks	$23,136,629	$2,954,243	$3,390,495	$836,296	$26,527,124	$3,790,539

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$3,648	$19	$-	$-	$3,648	$19
States, territories and possessions	86,936	1,358	-	-	86,936	1,358
Special revenues	45,810	$1,476	-	-	45,810	$1,476
Industrial and miscellaneous	3,235,496	74,272	336,988	22,499	3,572,484	96,771
Loan-backed and structured securities	789,977	3,892	163,991	6,911	953,968	10,803
Total bonds	$4,161,867	$81,017	$500,979	$29,410	$4,662,846	$110,427
Common stocks unaffiliated	-	-	9,286	714	9,286	714
Total bonds and unaffiliated stocks	$4,161,867	$81,017	$510,265	$30,124	$4,672,132	$111,141

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,314,610	$7,329,113
Loans with specific reserves	182	339
Total amortized cost	$8,314,792	$7,329,452
Valuation allowance:
Non-specific reserves	$54,635	$47,802
Specific reserves	182	210
Total valuation allowance[1]	$54,817	$48,012
Mortgage loans, net of allowance	$8,259,975	$7,281,440

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021 and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,293,131	$-	$3,293,131	$3,261,276	$31,855	$3,293,131
Industrial	1,765,494	-	1,765,494	1,765,494	-	1,765,494
Office	1,074,867	109,100	1,183,967	1,183,785	182	1,183,967
Retail	1,629,236	28,497	1,657,733	1,645,608	12,125	1,657,733
Other	243,486	77,253	320,739	302,285	18,454	320,739
Total[1]	$8,006,214	$214,850	$8,221,064	$8,158,448	$62,616	$8,221,064
Weighted average DSC ratio	2.18	1.72	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	84%	60%

December 31, 2021
Apartment	$2,886,862	$15,556	$2,902,418	$2,849,272	$53,146	$2,902,418
Industrial	1,406,821	-	1,406,821	1,406,821		1,406,821
Office	1,067,010	78,500	1,145,510	1,145,171	339	1,145,510
Retail	1,567,580	16,811	1,584,391	1,575,551	8,840	1,584,391
Other	224,277	10,352	234,629	234,629		234,629
Total	$7,152,550	$121,219	$7,273,769	$7,211,444	$62,325	$7,273,769
Weighted average DSC ratio	2.17	1.85	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	75%	63%

1	Excludes $93,728 and $55,683 of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 22.0% in a geographic region in the U.S. and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 and 2021 were 11.0% and 2.8% and 10.5% and 2.4%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 88.0% and 90.0%, respectively. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $112,799 and $119,632 as of December 31, 2022 and 2021, respectively. The Company held $94,044 and $80,863 of cash collateral on securities lending in the general account as of December 31, 2022 and 2021, respectively. The carrying value and fair value of reinvested collateral assets was $94,402 and $80,863 and had a contractual maturity of under 30 days as of December 31, 2022 and 2021, respectively. The fair value of bonds acquired with reinvested collateral assets was $96,290 and $82,481 as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $21,786 and $41,685 in non-cash collateral at fair value on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Bonds	$1,122,360	$1,010,830	$923,705
Mortgage loans	309,899	281,331	251,910
Policy loans	8,005	7,156	5,865
Derivative instruments[1]	87,563	929,164	18,065
Other	68,313	58,154	18,326
Gross investment income	$1,596,140	$2,286,635	$1,217,871
Investment expenses	(41,586)	(39,449)	(29,355)
Net investment income	$1,554,554	$2,247,186	$1,188,516

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Gross gains on sales	$6,386	$5,985	$9,663
Gross losses on sales	(38,519)	(10,876)	(14,022)
Net realized losses on sales	$(32,133)	$(4,891)	$(4,359)
Net realized derivative (losses) gains[1]	(35)	-	79,893
Other-than-temporary impairments	(10,238)	(542)	(34,759)
Total net realized capital (losses) gains	$(42,406)	$(5,433)	$40,775
Tax (expense) benefit on net (losses) gains	(8,246)	(25,246)	4,324
Net realized capital (losses) gains, net of tax	$(50,652)	$(30,679)	$45,099
Less: Realized losses transferred to the IMR	(12,080)	(5,411)	(855)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(38,572)	$(25,268)	$45,954

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

For the year ended December 31, 2022, the gross realized gains and gross realized losses on sales of bonds were $2,251 and $25,647, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $4,755 and $10,548, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $6,344 and $13,956, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $495,162 and $439,410 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $162,705 and $62,969 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2022 and 2021, there was $130,689 and $114,924 of outstanding commitments to purchase bonds, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Cross currency swaps	$1,797,165	$139,480	$220,506	$(6,026)	$1,865
Options	35,782,812	575,131	404,148	(6,533)	61
Total return swaps	226,206	100	113	(14)	25
Futures	341,133	-	-	-	-
Total derivatives[1]	$38,147,316	$714,711	$624,767	$(12,573)	$1,951

December 31, 2021
Cross currency swaps	$1,378,105	$8,460	$68,261	$(8,769)	$676
Options	31,150,617	452,016	1,668,327	(108,235)	283
Interest Rate Swaps	5,000	(89)	-	-	-
Total return swaps	1,634,831	3,698	5,058	(1,360)	1,233
Futures	739,975	-	-	-	-
Total derivatives[1]	$34,908,528	$464,085	$1,741,646	$(118,364)	$2,192
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company received $630,096 and $1,663,819 of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. In addition, the Company posted initial margin on derivative instruments of $17,843 and $36,870 as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2022[1]	2021[1]	2020	2022[1]	2021[1]	2020
Options	$-	$-	$3,812	$-	$-	$(332,827)
Cross-currency swaps	(35)	-	826	130,844	64,214	(72,981)
Total return swaps	-	-	21,127	-	-	(1,702)
Futures	-	-	54,128	-	-	(2,918)
Total	$(35)	$-	$79,893	$130,844	$64,214	$(410,428)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$1,283	$-	$1,283
Preferred stocks unaffiliated	-	-	2,540	2,540
Common stocks unaffiliated	7,574	45,042	-	52,616
Derivative assets	-	113	-	113
Separate account assets	2,172,675	-	-	2,172,675
Assets at fair value	$2,180,249	$46,438	$2,540	$2,229,227
Liabilities
Derivative liabilities	$-	$14	$-	$14
Liabilities at fair value	$-	$14	$-	$14

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2022:

(in thousands)	Preferred stocks unaffiliated
Balance as of December 31, 2021	$3,017
Net gains (losses):
In operations	50
In surplus	565
Purchases	317
Sales	(1,409)
Balance as of December 31, 2022	$2,540

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$348	$-	$348
Preferred stocks unaffiliated	-	-	3,017	3,017
Common stocks unaffiliated	9,286	45,228	-	54,514
Derivative assets	-	5,160	-	5,160
Separate account assets	2,558,007	-	-	2,558,007
Assets at fair value	$2,567,293	$50,736	$3,017	$2,621,046
Liabilities
Derivative liabilities	$-	$1,360	$-	$1,360
Liabilities at fair value	$-	$1,360	$-	$1,360

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2021:

(in thousands)	Bonds[1]	Preferred stocks unaffiliated[2]	Derivative assets[3]	Assets at fair value
Balance as of December 31, 2020	$168	$-	$1,189,793	$1,189,961
Net gains (losses):
In surplus	-	432	-	432
Purchases	-	528	-	528
Sales	-	(220)	-	(220)
Transfers into Level 3	-	2,277	-	2,277
Transfers out of Level 3	(168)	-	(1,189,793)	(1,189,961)
Balance as of December 31, 2021	$-	$3,017	$-	$3,017
1	Bond transfers out of Level 3 during the year ended December 31, 2021 are due to the changes in observability of pricing inputs.
2	Preferred stock transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R.
3	Derivative assets transfers out of Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of revised OAC 3901-1-67

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$1,284	$23,435,019	$4,384,223	$27,820,526	$31,431,380
Mortgage loans, net of allowance	-	-	7,182,913	7,182,913	8,259,975
Policy loans	-	-	216,001	216,001	216,001
Derivative assets	-	220,506	404,148	624,654	739,427
Cash, cash equivalents and short-term investments	725,785	529,932	-	1,255,717	1,255,717
Separate account assets	19,353	853,437	393,978	1,266,768	1,322,971
Securities lending collateral assets	94,402	-	-	94,402	94,402
Total assets	$840,824	$25,038,894	$12,581,263	$38,460,981	$43,319,873
Liabilities
Investment contracts	$-	$-	$558,613	$558,613	$556,071
Derivative liabilities	-	6,026	6,533	12,559	24,815
Total liabilities	$-	$6,026	$565,146	$571,172	$580,886

(As adjusted)
December 31, 2021
Assets
Bonds[1]	$9,350	$26,232,545	$4,478,866	$30,720,761	$28,431,994
Mortgage loans, net of allowance	-	-	7,395,303	7,395,303	7,281,440
Policy loans	-	-	168,293	168,293	168,293
Derivative assets	-	68,261	1,668,225	1,736,486	557,746
Cash, cash equivalents and short-term investments	539,192	1,743,437	-	2,282,629	2,282,629
Separate account assets	-	233,141	25,362	258,503	258,004
Securities lending collateral assets	80,863	-	-	80,863	80,863
Total assets	$629,405	$28,277,384	$13,736,049	$42,642,838	$39,060,969
Liabilities
Investment contracts	$-	$-	$405,678	$405,678	$405,616
Derivative liabilities	-	8,769	108,236	117,005	97,460
Total liabilities	$-	$8,769	$513,914	$522,683	$503,076

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$503,966	15,327	519,293
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$503,966	$15,327	$519,293
Less: Deferred tax assets nonadmitted	161,936	-	161,936
Net admitted deferred tax assets	$342,030	$15,327	$357,357
Less: Deferred tax liabilities	195,054	12,472	207,526
Net admitted deferred tax assets	$146,976	$2,855	$149,831

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$504,762	13,084	517,846
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$504,762	$13,084	$517,846
Less: Deferred tax assets nonadmitted	112,692	73	112,765
Net admitted deferred tax assets	$392,070	$13,011	$405,081
Less: Deferred tax liabilities	191,568	7,888	199,456
Net admitted deferred tax assets	$200,502	$5,123	$205,625

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Adjusted gross deferred tax assets	$519,292	$517,846	$1,446
Total deferred tax liabilities	(207,526)	(199,456)	(8,070)
Net deferred tax assets	$311,766	$318,390	$(6,624)
Less: Tax effect of unrealized losses			(9,368)
Less: Tax effect of unrealized postretirement benefits			1,402
Change in deferred income tax			$1,342

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,604	$4,604
Adjusted gross deferred tax assets expected to be realized[1]	143,436	1,791	145,227
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	198,594	8,932	207,526
Admitted deferred tax assets	$342,030	$15,327	$357,357

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,694	$4,694
Adjusted gross deferred tax assets expected to be realized[1]	200,384	547	200,931
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	191,686	7,770	199,456
Admitted deferred tax assets	$392,070	$13,011	$405,081
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $463,983 and $361,224, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3,093,219 and $2,408,159 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 710% and 691% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	(As Adjusted) December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	60.50%	1.02%	61.53%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company did not leverage tax planning strategies for the year ended December 31, 2022. For the year ended December 31, 2021, the Company’s tax planning strategies included the use of affiliated reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$222,330	$199,042	$23,288
Investments	43,985	115,342	(71,357)
Deferred acquisition costs	219,405	182,077	37,328
Policyholders’ dividends accumulation	86	197	(111)
Fixed assets	10,477	-	10,477
Receivables - nonadmitted	3,243	2,266	977
Net operating loss carry-forward	277	384	(107)
Tax credit carry-forward	242	240	2
Other	3,921	5,214	(1,293)
Subtotal	$503,966	$504,762	$(796)
Nonadmitted	(161,936)	(112,692)	(49,244)
Admitted ordinary deferred tax assets	$342,030	$392,070	$(50,040)
Capital:
Investments	15,327	13,084	2,243
Subtotal	$15,327	$13,084	$2,243
Nonadmitted	-	(73)	73
Admitted capital deferred tax assets	$15,327	$13,011	$2,316
Admitted deferred tax assets	$357,357	$405,081	$(47,724)
Deferred tax liabilities
Ordinary:
Investments	$(12,516)	$(7,708)	$(4,808)
Deferred and uncollected premium	(13,020)	(13,080)	60
Future policy benefits and claims	(18,783)	(25,064)	6,281
Permitted practice trust assets	(146,211)	(141,191)	(5,020)
Other	(4,524)	(4,525)	1
Subtotal	$(195,054)	$(191,568)	$(3,486)
Capital:
Investments	(12,472)	(7,888)	(4,584)
Subtotal	$(12,472)	$(7,888)	$(4,584)
Deferred tax liabilities	$(207,526)	$(199,456)	$(8,070)
Net deferred tax assets	$149,831	$205,625	$(55,794)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

		December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Current income tax expense (benefit)	$13,395	$86,718	$(42,221)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,342)	38,373	41,374
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

Income before income and capital gains taxes	$109,982	$92,769	$59,703
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$23,096	$19,481	$12,538
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	(7,270)	(7,087)	(6,892)
Dividends received deduction	(1,809)	(1,306)	(787)
Change in tax reserves	(152)	-	-
Deferred tax benefit on nonadmitted assets	1,019	1,373	(3,834)
Tax adjustment for IMR	(1,894)	(566)	363
Tax credits	(937)	(549)	(899)
Disregarded entity adjustment	445	(823)	765
Loss carryback rate differential	-	-	(1,947)
Change in reserve valuation basis	-	115,006	-
Other	(445)	(438)	(154)
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

The Company incurred $341 and $4,307 in federal income tax expense in 2022 and 2021, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating Loss carry-forwards	$1,319	2022	N/A
Business credits	$40	2018	2038
Business credits	$32	2019	2039
Business credits	$27	2020	2040
Business credits	$140	2021	2041
Business credits	$3	2022	2042

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Corporation
AGMC Reinsurance, Ltd.	Nationwide Financial Assignment Company
Allied Group, Inc.	Nationwide Financial General Agency, Inc.
Allied Holding (Delaware), Inc.	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide Indemnity Company
Allied Texas Agency, Inc.	Nationwide Insurance Company of America
AMCO Insurance Company	Nationwide Insurance Company of Florida
American Marine Underwriters	Nationwide Investment Services Corporation
Crestbrook Insurance Company	Nationwide Life and Annuity Insurance Company
Depositors Insurance Company	Nationwide Life Insurance Company
DVM Insurance Agency, Inc.	Nationwide Lloyds
Eagle Captive Reinsurance, LLC	Nationwide Property & Casualty Insurance Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group Inc.	Nationwide Sales Solutions, Inc.
Harleysville Insurance Co. of New York	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NFS Distributors, Inc.
Harleysville Lake States Insurance Company	Retention Alternatives SAC Ltd.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
Jefferson National Financial Corporation	Scottsdale Surplus Lines Insurance Company
Jefferson National Securities Corporation	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	Veterinary Pet Insurance Company
Nationwide Affinity Insurance Company of America	Victoria Fire & Casualty Company
Nationwide Agent Risk Purchasing Group, Inc.	Victoria Select Insurance Company
Nationwide Agribusiness Insurance Company	VPI Services, Inc.
Nationwide Assurance Company
Nationwide Cash Management Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Federal Home Loan Bank Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply SSAP No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15 – Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20,000 and $25,000 in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $24,750 and $17,978 in activity stock and $291 and $2,250 in excess stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $552,542 and $399,561 as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6,000,000 to the FHLB, an increase of $2,000,000, shared between the Company and NLIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1,050,000. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $1,198,987 (2.5% of total admitted assets) as of December 31, 2022 and $502,319 (1.2% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies are ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Olentangy under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $65,245, $95,055 and $83,087, respectively, benefits and claims of $81,511, $82,086 and $76,344, respectively, and net investment earnings on funds withheld assets of $49,858, $51,089 and $37,684, respectively. In order for the Company to record a reinsurance reserve credit of $1,864,039 as of December 31, 2022 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $1,158,328 and $1,041,406, respectively. As of December 31, 2021, the book adjusted carrying value and fair value of the funds withheld assets was $1,143,345 and $1,326,545, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $725,555 and $694,385 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company has entered into a 100% coinsurance agreement with funds withheld with an affiliate, Eagle Captive Reinsurance, LLC (“Eagle”), to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle, a wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company that applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approval by the Department. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Eagle under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $111,556, $79,709 and $65,501, respectively, and net investment earnings on funds withheld assets of $6,374, $6,894 and $4,894, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets was $189,849 and $198,829, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded was $1,396,123 and $1,224,122, respectively. Amounts payable to Eagle related to the reinsurance agreement was $29,635 and $13,990 as of December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include considerations of $10,408, $10,387 and $12,140, respectively, net investment income of $35,069, $42,451 and $45,823, respectively, and benefits, claims and other expenses of $160,865, $146,841 and $170,912, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161,067), $(151,124) and $(172,331), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $858,947 and $985,116 as of December 31, 2022 and 2021, respectively. Amounts recoverable as of December 31, 2022 and 2021 related to this contract were $14,399 and $8,418, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $32,602 and $35,352 as of December 31, 2022 and 2021, respectively. Total premiums ceded under this treaty were $12,271, $12,302 and $8,424 during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $155,976 and $154,719 as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $556,498 and $581,082, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and SCOR Global Life Americas Reinsurance Company (“SGLAR”), as of December 31, 2022 and 2021. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 were $176,988 and $179,573, respectively, from SLD, $141,277 and $146,950, respectively, from RGA, and $123,661 and $131,141, respectively, from SGLAR. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $138,113. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $116,012 and $116,800, respectively.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company made payments to NMIC of $5,935, $6,074 and $6,834, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022, 2021 and 2020, customer allocations to NFG funds totaled $1,303,151, $1,418,829 and $1,189,776, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $3,636, $3,667 and $3,021, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $529,932 and $1,743,437 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $464,249 and $1,655,074, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, 2021 and 2020, the Company received capital contributions of $800,000, $400,000 and $500,000, respectively, from NLIC.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2022 and 2021 were approximately $6,772 and $7,246, respectively.

During 2022, 2021 and 2020, the Company paid capital contributions of $5,000, $5,000 and $4,000, respectively, to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2022 and 2021. On February 28, 2023, the Company paid an additional capital contribution of $5,000 to NWSBL.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180,000 from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2021, NTC had an outstanding borrowing of $115,000 at an interest rate of 1-month LIBOR plus 0.80%. Upon maturity in March 2022, the Company executed a $180,000 replacement unsecured promissory note with NTC at an interest rate of 1-month LIBOR plus 0.88% with a maturity date of March 23, 2023. As of December 31, 2022, NTC had an outstanding borrowing of $100,000. Upon maturity on March 23, 2023, the current $100,000 balance was repaid and a $180,000 replacement agreement was entered into with a draw amount of $95,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 24, 2024. The outstanding borrowing on this note is $95,000 as of the subsequent event date.

The Company had a $550,000 unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% that matured on March 2, 2022. The outstanding balance was $399,500 as of December 31, 2021, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. In March 2022, the Company executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. The outstanding balance was $550,000 as of December 31, 2022, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. On March 1, 2023, the current $550,000 balance was repaid and a $550,000 replacement agreement was entered into with a draw amount of $550,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 28, 2024. The outstanding balance on this note is $550,000 as of the subsequent event date.

On December 22, 2021, the Company and NLIC entered into a short-term loan where the Company borrowed $80,000 from NLIC. The Company repaid the short-term loan in full on January 4, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $20,646 and $5,316 as of December 31, 2022 and 2021, respectively. NW REI (NLAIC)’s financial statements are not audited, and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2022, 2021 and 2020, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2022 was $3,243,050 and statutory net income for 2022 was $97,207. Due to the Company’s unassigned deficit as of December 31, 2022, any dividend paid by the Company in 2023 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1,370	$1,284	$1,370
U.S. Government and agencies	16,077	22,056	16,077
Obligations of states and political subdivisions	2,024,267	1,774,934	2,024,267
Foreign governments	243,453	199,692	243,443
Public utilities	3,876,522	3,356,255	3,834,243
All other corporate, mortgage-backed and asset-backed securities	25,401,089	22,467,588	25,313,263
Total fixed maturity securities	$31,562,778	$27,821,809	$31,432,663
Equity securities:
Common stocks:
Industrial, miscellaneous and all other	55,042	52,616	52,616
Nonredeemable preferred stocks	2,540	2,540	2,540
Total equity securities	$57,582	$55,156	$55,156
Mortgage loans[1]	8,314,792		8,259,975
Cash, cash equivalents and short-term investments	1,255,717		1,255,717
Policy loans[2]	216,018		216,001
Other long-term investments[3]	1,882,694		1,882,694
Total invested assets	$43,289,581		$43,102,206
1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B is attributable to $17 of policy loans classified as nonadmitted assets.
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $108,133 are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV    Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$242,504,936	$(70,213,387)	$-	$172,291,549	-
Life insurance premiums[1]	$2,639,361	$(220,288)	$-	$2,419,073	-

(As Adjusted)
2021
Life insurance in force	$223,340,577	$(68,767,811)	$-	$154,572,766	-
Life insurance premiums[1]	$2,292,950	$(224,065)	$-	$2,068,885	-

(As Adjusted)
2020
Life insurance in force	$203,338,387	$(67,145,122)	$-	$136,193,265	-
Life insurance premiums[1]	$1,803,176	$(197,529)	$-	$1,605,647	-
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V    Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2022
Valuation allowances - mortgage loans	$48,012	$6,805	$-	$-	$54,817
Valuation allowances - net deferred tax assets		-	-	-	-

2021
Valuation allowances - mortgage loans	$53,946	$(5,934)	$-	$-	$48,012
Valuation allowances - net deferred tax assets		-	-	-	-

2020
Valuation allowances - mortgage loans	$32,437	$21,509	$-	$-	$53,946
Valuation allowances - net deferred tax assets	-	-	-	-	-
1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2022, 2021 and 2020 was $149,831, $205,625 and $111,060, respectively.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.